UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Capital Preservation Fund

Investor Class (CPFXX)	September 30, 2025

This semi-annual shareholder report contains important information about Capital Preservation Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.47%

Fund Statistics
Net Assets	$2,281,346,851
Management Fees (dollars paid during the reporting period)	$5,408,934
Total Number of Portfolio Holdings	34
7-Day Current Yield - Investor Class	3.68%
7-Day Effective Yield - Investor Class	3.75%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	99.8%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081803

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

Investor Class (BGNMX)	September 30, 2025

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.55%

Fund Statistics
Net Assets	$362,777,107
Management Fees (dollars paid during the reporting period)	$958,346
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	97.4%
U.S. Government Agency Collateralized Mortgage Obligations	6.8%
Short-Term Investments	6.6%
Other Assets and Liabilities	(10.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081605

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

I Class (AGMHX)	September 30, 2025

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Fund Statistics
Net Assets	$362,777,107
Management Fees (dollars paid during the reporting period)	$958,346
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	97.4%
U.S. Government Agency Collateralized Mortgage Obligations	6.8%
Short-Term Investments	6.6%
Other Assets and Liabilities	(10.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081654

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

A Class (BGNAX)	September 30, 2025

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.80%

Fund Statistics
Net Assets	$362,777,107
Management Fees (dollars paid during the reporting period)	$958,346
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	97.4%
U.S. Government Agency Collateralized Mortgage Obligations	6.8%
Short-Term Investments	6.6%
Other Assets and Liabilities	(10.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081837

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

C Class (BGNCX)	September 30, 2025

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$79	1.55%

Fund Statistics
Net Assets	$362,777,107
Management Fees (dollars paid during the reporting period)	$958,346
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	97.4%
U.S. Government Agency Collateralized Mortgage Obligations	6.8%
Short-Term Investments	6.6%
Other Assets and Liabilities	(10.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081761

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

R Class (AGMWX)	September 30, 2025

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	1.05%

Fund Statistics
Net Assets	$362,777,107
Management Fees (dollars paid during the reporting period)	$958,346
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	97.4%
U.S. Government Agency Collateralized Mortgage Obligations	6.8%
Short-Term Investments	6.6%
Other Assets and Liabilities	(10.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081779

SEMIANNUAL SHAREHOLDER REPORT

Ginnie Mae Fund

R5 Class (AGMNX)	September 30, 2025

This semi-annual shareholder report contains important information about Ginnie Mae Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.35%

Fund Statistics
Net Assets	$362,777,107
Management Fees (dollars paid during the reporting period)	$958,346
Portfolio Turnover Rate	79%
Total Number of Portfolio Holdings	157

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	97.4%
U.S. Government Agency Collateralized Mortgage Obligations	6.8%
Short-Term Investments	6.6%
Other Assets and Liabilities	(10.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081787

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

Investor Class (CPTNX)	September 30, 2025

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$24	0.47%

Fund Statistics
Net Assets	$504,896,207
Management Fees (dollars paid during the reporting period)	$1,044,413
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	166

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.4%
U.S. Treasury Securities	25.4%
Collateralized Mortgage Obligations	14.1%
Asset-Backed Securities	4.1%
Municipal Securities	3.7%
U.S. Government Agency Securities	2.8%
Short-Term Investments	3.8%
Other Assets and Liabilities	(5.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081308

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

I Class (ABHTX)	September 30, 2025

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$19	0.37%

Fund Statistics
Net Assets	$504,896,207
Management Fees (dollars paid during the reporting period)	$1,044,413
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	166

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.4%
U.S. Treasury Securities	25.4%
Collateralized Mortgage Obligations	14.1%
Asset-Backed Securities	4.1%
Municipal Securities	3.7%
U.S. Government Agency Securities	2.8%
Short-Term Investments	3.8%
Other Assets and Liabilities	(5.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081647

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

A Class (ABTAX)	September 30, 2025

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$37	0.72%

Fund Statistics
Net Assets	$504,896,207
Management Fees (dollars paid during the reporting period)	$1,044,413
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	166

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.4%
U.S. Treasury Securities	25.4%
Collateralized Mortgage Obligations	14.1%
Asset-Backed Securities	4.1%
Municipal Securities	3.7%
U.S. Government Agency Securities	2.8%
Short-Term Investments	3.8%
Other Assets and Liabilities	(5.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081860

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

C Class (ABTCX)	September 30, 2025

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$75	1.47%

Fund Statistics
Net Assets	$504,896,207
Management Fees (dollars paid during the reporting period)	$1,044,413
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	166

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.4%
U.S. Treasury Securities	25.4%
Collateralized Mortgage Obligations	14.1%
Asset-Backed Securities	4.1%
Municipal Securities	3.7%
U.S. Government Agency Securities	2.8%
Short-Term Investments	3.8%
Other Assets and Liabilities	(5.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081746

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

R Class (ABTRX)	September 30, 2025

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$49	0.97%

Fund Statistics
Net Assets	$504,896,207
Management Fees (dollars paid during the reporting period)	$1,044,413
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	166

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.4%
U.S. Treasury Securities	25.4%
Collateralized Mortgage Obligations	14.1%
Asset-Backed Securities	4.1%
Municipal Securities	3.7%
U.S. Government Agency Securities	2.8%
Short-Term Investments	3.8%
Other Assets and Liabilities	(5.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081738

SEMIANNUAL SHAREHOLDER REPORT

Government Bond Fund

R5 Class (ABTIX)	September 30, 2025

This semi-annual shareholder report contains important information about Government Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$14	0.27%

Fund Statistics
Net Assets	$504,896,207
Management Fees (dollars paid during the reporting period)	$1,044,413
Portfolio Turnover Rate	138%
Total Number of Portfolio Holdings	166

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Government Agency Mortgage-Backed Securities	51.4%
U.S. Treasury Securities	25.4%
Collateralized Mortgage Obligations	14.1%
Asset-Backed Securities	4.1%
Municipal Securities	3.7%
U.S. Government Agency Securities	2.8%
Short-Term Investments	3.8%
Other Assets and Liabilities	(5.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081753

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

Investor Class (ACITX)	September 30, 2025

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$27	0.53%

Fund Statistics
Net Assets	$2,181,222,156
Management Fees (dollars paid during the reporting period)	$2,560,984
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	113

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	82.9%
Collateralized Mortgage Obligations	5.2%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	3.2%
Convertible Preferred Securities	2.0%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities	1.3%
Sovereign Governments and Agencies	1.0%
Asset-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
Preferred Securities	0.3%
Short-Term Investments	0.9%
Other Assets and Liabilities	(3.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081704

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

I Class (AIAHX)	September 30, 2025

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$22	0.43%

Fund Statistics
Net Assets	$2,181,222,156
Management Fees (dollars paid during the reporting period)	$2,560,984
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	113

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	82.9%
Collateralized Mortgage Obligations	5.2%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	3.2%
Convertible Preferred Securities	2.0%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities	1.3%
Sovereign Governments and Agencies	1.0%
Asset-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
Preferred Securities	0.3%
Short-Term Investments	0.9%
Other Assets and Liabilities	(3.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081639

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

Y Class (AIAYX)	September 30, 2025

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$17	0.33%

Fund Statistics
Net Assets	$2,181,222,156
Management Fees (dollars paid during the reporting period)	$2,560,984
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	113

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	82.9%
Collateralized Mortgage Obligations	5.2%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	3.2%
Convertible Preferred Securities	2.0%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities	1.3%
Sovereign Governments and Agencies	1.0%
Asset-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
Preferred Securities	0.3%
Short-Term Investments	0.9%
Other Assets and Liabilities	(3.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081621

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

A Class (AIAVX)	September 30, 2025

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$40	0.78%

Fund Statistics
Net Assets	$2,181,222,156
Management Fees (dollars paid during the reporting period)	$2,560,984
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	113

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	82.9%
Collateralized Mortgage Obligations	5.2%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	3.2%
Convertible Preferred Securities	2.0%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities	1.3%
Sovereign Governments and Agencies	1.0%
Asset-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
Preferred Securities	0.3%
Short-Term Investments	0.9%
Other Assets and Liabilities	(3.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081829

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

C Class (AINOX)	September 30, 2025

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$77	1.53%

Fund Statistics
Net Assets	$2,181,222,156
Management Fees (dollars paid during the reporting period)	$2,560,984
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	113

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	82.9%
Collateralized Mortgage Obligations	5.2%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	3.2%
Convertible Preferred Securities	2.0%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities	1.3%
Sovereign Governments and Agencies	1.0%
Asset-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
Preferred Securities	0.3%
Short-Term Investments	0.9%
Other Assets and Liabilities	(3.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081720

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

R Class (AIARX)	September 30, 2025

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	1.03%

Fund Statistics
Net Assets	$2,181,222,156
Management Fees (dollars paid during the reporting period)	$2,560,984
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	113

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	82.9%
Collateralized Mortgage Obligations	5.2%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	3.2%
Convertible Preferred Securities	2.0%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities	1.3%
Sovereign Governments and Agencies	1.0%
Asset-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
Preferred Securities	0.3%
Short-Term Investments	0.9%
Other Assets and Liabilities	(3.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081712

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

R5 Class (AIANX)	September 30, 2025

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$17	0.33%

Fund Statistics
Net Assets	$2,181,222,156
Management Fees (dollars paid during the reporting period)	$2,560,984
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	113

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	82.9%
Collateralized Mortgage Obligations	5.2%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	3.2%
Convertible Preferred Securities	2.0%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities	1.3%
Sovereign Governments and Agencies	1.0%
Asset-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
Preferred Securities	0.3%
Short-Term Investments	0.9%
Other Assets and Liabilities	(3.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081795

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

R6 Class (AIADX)	September 30, 2025

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$14	0.28%

Fund Statistics
Net Assets	$2,181,222,156
Management Fees (dollars paid during the reporting period)	$2,560,984
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	113

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	82.9%
Collateralized Mortgage Obligations	5.2%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	3.2%
Convertible Preferred Securities	2.0%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities	1.3%
Sovereign Governments and Agencies	1.0%
Asset-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
Preferred Securities	0.3%
Short-Term Investments	0.9%
Other Assets and Liabilities	(3.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081597

SEMIANNUAL SHAREHOLDER REPORT

Inflation-Adjusted Bond Fund

G Class (AINGX)	September 30, 2025

This semi-annual shareholder report contains important information about Inflation-Adjusted Bond Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$4	0.07%

Fund Statistics
Net Assets	$2,181,222,156
Management Fees (dollars paid during the reporting period)	$2,560,984
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	113

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	82.9%
Collateralized Mortgage Obligations	5.2%
U.S. Government Agency Mortgage-Backed Securities	3.2%
Exchange-Traded Funds	3.2%
Convertible Preferred Securities	2.0%
Corporate Bonds	1.9%
Commercial Mortgage-Backed Securities	1.3%
Sovereign Governments and Agencies	1.0%
Asset-Backed Securities	0.8%
Collateralized Loan Obligations	0.6%
Preferred Securities	0.3%
Short-Term Investments	0.9%
Other Assets and Liabilities	(3.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081613

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

Investor Class (TWUSX)	September 30, 2025

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$28	0.55%

Fund Statistics
Net Assets	$199,199,341
Management Fees (dollars paid during the reporting period)	$507,114
Portfolio Turnover Rate	85%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	54.1%
Collateralized Mortgage Obligations	30.2%
U.S. Government Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	2.6%
Municipal Securities	2.4%
U.S. Government Agency Securities	1.2%
Short-Term Investments	9.1%
Other Assets and Liabilities	(3.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081506

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

I Class (ASGHX)	September 30, 2025

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Fund Statistics
Net Assets	$199,199,341
Management Fees (dollars paid during the reporting period)	$507,114
Portfolio Turnover Rate	85%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	54.1%
Collateralized Mortgage Obligations	30.2%
U.S. Government Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	2.6%
Municipal Securities	2.4%
U.S. Government Agency Securities	1.2%
Short-Term Investments	9.1%
Other Assets and Liabilities	(3.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081662

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

A Class (TWAVX)	September 30, 2025

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$41	0.80%

Fund Statistics
Net Assets	$199,199,341
Management Fees (dollars paid during the reporting period)	$507,114
Portfolio Turnover Rate	85%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	54.1%
Collateralized Mortgage Obligations	30.2%
U.S. Government Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	2.6%
Municipal Securities	2.4%
U.S. Government Agency Securities	1.2%
Short-Term Investments	9.1%
Other Assets and Liabilities	(3.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081845

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

C Class (TWACX)	September 30, 2025

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$78	1.55%

Fund Statistics
Net Assets	$199,199,341
Management Fees (dollars paid during the reporting period)	$507,114
Portfolio Turnover Rate	85%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	54.1%
Collateralized Mortgage Obligations	30.2%
U.S. Government Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	2.6%
Municipal Securities	2.4%
U.S. Government Agency Securities	1.2%
Short-Term Investments	9.1%
Other Assets and Liabilities	(3.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081696

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

R Class (TWARX)	September 30, 2025

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	1.05%

Fund Statistics
Net Assets	$199,199,341
Management Fees (dollars paid during the reporting period)	$507,114
Portfolio Turnover Rate	85%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	54.1%
Collateralized Mortgage Obligations	30.2%
U.S. Government Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	2.6%
Municipal Securities	2.4%
U.S. Government Agency Securities	1.2%
Short-Term Investments	9.1%
Other Assets and Liabilities	(3.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081688

SEMIANNUAL SHAREHOLDER REPORT

Short-Term Government Fund

R5 Class (TWUOX)	September 30, 2025

This semi-annual shareholder report contains important information about Short-Term Government Fund for the period of April 1, 2025 to September 30, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$18	0.35%

Fund Statistics
Net Assets	$199,199,341
Management Fees (dollars paid during the reporting period)	$507,114
Portfolio Turnover Rate	85%
Total Number of Portfolio Holdings	82

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
U.S. Treasury Securities	54.1%
Collateralized Mortgage Obligations	30.2%
U.S. Government Agency Mortgage-Backed Securities	3.8%
Asset-Backed Securities	2.6%
Municipal Securities	2.4%
U.S. Government Agency Securities	1.2%
Short-Term Investments	9.1%
Other Assets and Liabilities	(3.4)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25081670

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

September 30, 2025

Capital Preservation Fund	Inflation-Adjusted Bond Fund
Investor Class (CPFXX)	Investor Class (ACITX)
Ginnie Mae Fund	I Class (AIAHX)
Investor Class (BGNMX)	Y Class (AIAYX)
I Class (AGMHX)	A Class (AIAVX)
A Class (BGNAX)	C Class (AINOX)
C Class (BGNCX)	R Class (AIARX)
R Class (AGMWX)	R5 Class (AIANX)
R5 Class (AGMNX)	R6 Class (AIADX)
Government Bond Fund	G Class (AINGX)
Investor Class (CPTNX)	Short-Term Government Fund
I Class (ABHTX)	Investor Class (TWUSX)
A Class (ABTAX)	I Class (ASGHX)
C Class (ABTCX)	A Class (TWAVX)
R Class (ABTRX)	C Class (TWACX)
R5 Class (ABTIX)	R Class (TWARX)
R5 Class (TWUOX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Capital Preservation Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount	Value
U.S. TREASURY SECURITIES(1) — 99.8%
U.S. Treasury Bills, 4.26%, 10/2/25	$154,770,000	$154,751,778
U.S. Treasury Bills, 4.29%, 10/7/25	71,990,000	71,939,505
U.S. Treasury Bills, 4.29%, 10/9/25	50,000,000	49,953,033
U.S. Treasury Bills, 4.24%, 10/14/25	80,180,000	80,058,889
U.S. Treasury Bills, 4.29%, 10/16/25	15,880,000	15,852,983
U.S. Treasury Bills, 4.28%, 10/21/25	125,930,000	125,640,327
U.S. Treasury Bills, 4.15%, 10/23/25	83,230,000	83,022,374
U.S. Treasury Bills, 4.08%, 10/30/25	50,000,000	49,838,003
U.S. Treasury Bills, 4.16%, 11/4/25	35,000,000	34,864,472
U.S. Treasury Bills, 4.07%, 11/6/25	155,000,000	154,377,775
U.S. Treasury Bills, 4.06%, 11/12/25	75,000,000	74,650,000
U.S. Treasury Bills, 4.21%, 11/13/25	140,000,000	139,332,722
U.S. Treasury Bills, 4.02%, 11/18/25	25,000,000	24,867,833
U.S. Treasury Bills, 4.06%, 11/25/25	20,000,000	19,877,778
U.S. Treasury Bills, 4.17%, 1/2/26	93,300,000	92,346,716
U.S. Treasury Bills, 4.02%, 1/6/26	25,000,000	24,732,913
U.S. Treasury Bills, 4.20%, 1/8/26	64,690,000	63,954,093
U.S. Treasury Bills, 4.18%, 1/15/26	25,000,000	24,696,354
U.S. Treasury Bills, 4.04%, 1/22/26	12,240,000	12,081,902
U.S. Treasury Bills, 3.86%, 1/27/26	25,000,000	24,688,201
U.S. Treasury Bills, 4.18%, 1/29/26	30,176,500	29,762,076
U.S. Treasury Bills, 3.99%, 2/12/26	35,860,000	35,330,754
U.S. Treasury Bills, 4.00%, 2/19/26	50,000,000	49,227,438
U.S. Treasury Bills, 3.97%, 2/26/26	20,000,000	19,678,100
U.S. Treasury Notes, 0.50%, 2/28/26	10,000,000	9,849,344
U.S. Treasury Notes, 0.75%, 3/31/26	40,550,000	39,885,960
U.S. Treasury Notes, 4.50%, 3/31/26	25,000,000	25,046,309
U.S. Treasury Notes, 0.75%, 4/30/26	100,000,000	98,053,039
U.S. Treasury Notes, 4.88%, 4/30/26	20,000,000	20,071,698
U.S. Treasury Notes, VRN, 4.07%, (3-month USBMMY plus 0.17%), 10/31/25	272,250,000	272,259,482
U.S. Treasury Notes, VRN, 4.14%, (3-month USBMMY plus 0.25%), 1/31/26	225,410,000	225,509,620
U.S. Treasury Notes, VRN, 4.05%, (3-month USBMMY plus 0.15%), 4/30/26	40,000,000	39,996,577
U.S. Treasury Notes, VRN, 4.08%, (3-month USBMMY plus 0.18%), 7/31/26	65,000,000	64,991,804
U.S. Treasury Notes, VRN, 4.10%, (3-month USBMMY plus 0.21%), 10/31/26	25,000,000	25,012,723
TOTAL INVESTMENT SECURITIES — 99.8%		2,276,202,575
OTHER ASSETS AND LIABILITIES — 0.2%		5,144,276
TOTAL NET ASSETS — 100.0%		$2,281,346,851

NOTES TO SCHEDULE OF INVESTMENTS
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 2.

See Notes to Financial Statements.

Schedule of Investments - Ginnie Mae Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 97.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 10/20/27 to 10/20/35	$883,100	$899,353
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 8/20/36 to 9/20/36	693,621	698,401
GNMA, VRN, 5.625%, (1-year H15T1Y plus 1.50%), 4/20/38	1,273,002	1,300,383
GNMA, VRN, 5.50%, (1-year H15T1Y plus 1.50%), 3/20/48	478,361	475,668
GNMA, VRN, 4.50%, (1-year H15T1Y plus 1.50%), 8/20/49	1,053,665	1,073,893
		4,447,698
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 96.2%
GNMA, 7.00%, 12/20/25 to 12/20/29	80,687	83,394
GNMA, 6.00%, 3/20/26 to 2/20/54	10,951,587	11,371,875
GNMA, 6.50%, 3/20/26 to 8/20/55	8,392,037	8,673,701
GNMA, 8.00%, 6/15/26 to 7/20/30	13,863	14,024
GNMA, 8.50%, 12/15/29 to 12/15/30	20,242	21,405
GNMA, 7.50%, 2/20/31	20,559	21,371
GNMA, 4.50%, 7/15/33 to 3/20/54	25,680,816	25,130,583
GNMA, 5.50%, 6/20/36 to 4/20/55	18,688,497	18,969,219
GNMA, 4.00%, 12/20/39 to 4/20/52	31,576,972	30,021,141
GNMA, 5.00%, 6/20/40 to 1/20/55	41,336,035	41,242,149
GNMA, 3.50%, 12/20/41 to 3/20/52	27,202,042	25,181,455
GNMA, 3.00%, 4/20/44 to 11/20/51	44,782,822	40,067,576
GNMA, 2.50%, 7/20/46 to 11/20/52	58,773,907	50,760,273
GNMA, 2.00%, 10/20/50 to 11/20/51	59,382,072	49,157,580
GNMA, 3.50%, 2/20/52(1)	9,139,608	8,386,110
GNMA, 5.50%, TBA	28,578,000	28,795,151
GNMA, 6.00%, TBA	10,740,000	10,924,404
		348,821,411
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $369,143,243)		353,269,109
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 6.8%
GNMA, Series 2003-110, Class F, VRN, 4.65%, (1-month SOFR plus 0.51%), 10/20/33	318,699	318,666
GNMA, Series 2003-66, Class HF, VRN, 4.70%, (1-month SOFR plus 0.56%), 8/20/33	182,743	182,729
GNMA, Series 2004-76, Class F, VRN, 4.65%, (1-month SOFR plus 0.51%), 9/20/34	319,585	318,052
GNMA, Series 2005-13, Class FA, VRN, 4.45%, (1-month SOFR plus 0.31%), 2/20/35	699,271	695,667
GNMA, Series 2007-5, Class FA, VRN, 4.39%, (1-month SOFR plus 0.25%), 2/20/37	783,024	782,856
GNMA, Series 2007-58, Class FC, VRN, 4.75%, (1-month SOFR plus 0.61%), 10/20/37	475,875	474,008
GNMA, Series 2008-2, Class LF, VRN, 4.71%, (1-month SOFR plus 0.57%), 1/20/38	602,737	601,968
GNMA, Series 2008-27, Class FB, VRN, 4.80%, (1-month SOFR plus 0.66%), 3/20/38	1,097,056	1,095,615
GNMA, Series 2008-61, Class KF, VRN, 4.92%, (1-month SOFR plus 0.78%), 7/20/38	568,396	567,427
GNMA, Series 2008-88, Class UF, VRN, 5.25%, (1-month SOFR plus 1.11%), 10/20/38	497,776	497,907
GNMA, Series 2009-92, Class FJ, VRN, 4.94%, (1-month SOFR plus 0.79%), 10/16/39	294,440	294,899
GNMA, Series 2021-175, Class LI, SEQ, IO, 3.00%, 4/20/51	24,873,056	3,371,371
GNMA, Series 2023-170, Class LZ, SEQ, 6.00%, 11/20/53	3,618,993	3,678,291
GNMA, Series 2023-55, Class KI, IO, 3.50%, 11/20/50	24,899,797	4,624,963
GNMA, Series 2024-44, Class D, SEQ, 4.50%, 6/20/51	7,225,951	7,238,384
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,241,763)		24,742,803
SHORT-TERM INVESTMENTS — 6.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	47,795	47,795

Schedule of Investments - Ginnie Mae Fund

	Principal Amount/Shares	Value
Repurchase Agreements — 6.6%
Fixed Income Clearing Corp.(collateralized by various U.S. Treasury obligations, 4.75%, 8/15/55, valued at $24,336,295), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $23,861,777)		$23,859,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,906,795)		23,906,795
TOTAL INVESTMENT SECURITIES — 110.8% (Cost $416,291,801)		401,918,707
OTHER ASSETS AND LIABILITIES — (10.8)%		(39,141,600)
TOTAL NET ASSETS — 100.0%		$362,777,107

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	12	December 2025	$1,380,938	$13,852
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	23	December 2025	$2,511,492	$135
U.S. Treasury 2-Year Notes	70	December 2025	14,587,891	32,676
U.S. Treasury Long Bonds	26	December 2025	3,031,437	(71,348)
			$20,130,820	$(38,537)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	–	Government National Mortgage Association
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1) Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $511,079.

Schedule of Investments - Ginnie Mae Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$353,269,109	—
U.S. Government Agency Collateralized Mortgage Obligations	—	24,742,803	—
Short-Term Investments	$47,795	23,859,000	—
	$47,795	$401,870,912	—
Other Financial Instruments
Futures Contracts	$46,663	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$71,348	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Liability Derivatives:
Payable for variation margin on futures contracts*	$2,805
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$140,120
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(14,999)

See Notes to Financial Statements.

Schedule of Investments - Government Bond Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 51.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	$163,229	$162,974
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	261,877	261,219
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 11/20/32	32,984	33,175
GNMA, VRN, 5.25%, (1-year H15T1Y plus 2.00%), 10/20/34	159,518	163,458
GNMA, VRN, 4.75%, (1-year H15T1Y plus 1.50%), 12/20/34	71,884	71,871
GNMA, VRN, 5.625%, (1-year H15T1Y plus 1.50%), 3/20/35	82,148	82,901
GNMA, VRN, 4.625%, (1-year H15T1Y plus 1.50%), 7/20/35	138,322	140,680
GNMA, VRN, 5.625%, (1-year H15T1Y plus 1.50%), 3/20/36	261,330	262,486
		1,178,764
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 51.2%
FHLMC, 5.50%, 4/1/38	536,332	557,700
FHLMC, 3.00%, 2/1/43	2,293,194	2,111,936
FHLMC, 3.50%, 2/1/49	3,722,060	3,475,379
FHLMC, 3.00%, 1/1/50	1,052,935	926,119
FHLMC, 2.50%, 10/1/50	2,334,169	1,971,465
FHLMC, 2.50%, 5/1/51	7,862,260	6,695,539
FHLMC, 3.50%, 5/1/51	3,079,156	2,842,856
FHLMC, 2.00%, 8/1/51	5,409,048	4,402,080
FHLMC, 3.50%, 5/1/52	4,323,017	3,959,047
FHLMC, 3.50%, 5/1/52	734,272	678,261
FHLMC, 4.00%, 6/1/52	3,614,503	3,443,967
FHLMC, 5.00%, 7/1/52	1,142,021	1,147,294
FHLMC, 4.50%, 10/1/52	3,771,796	3,680,246
FHLMC, 4.50%, 10/1/52	1,194,302	1,164,450
FHLMC, 6.00%, 11/1/52	4,538,458	4,676,997
FHLMC, 5.50%, 12/1/52	3,485,536	3,543,055
FHLMC, 6.00%, 1/1/53	3,576,225	3,680,440
FHLMC, 6.50%, 11/1/53	2,550,637	2,646,526
FHLMC, 5.50%, 4/1/54	3,937,066	4,002,029
FNMA, 3.17%, 1/1/27	1,500,000	1,483,736
FNMA, 3.63%, 8/1/28	6,903,569	6,769,232
FNMA, 6.00%, 12/1/33	417,853	432,293
FNMA, 5.50%, 8/1/34	495,525	509,296
FNMA, 5.50%, 1/1/36	563,106	586,197
FNMA, 6.00%, 9/1/37	151,961	160,223
FNMA, 6.00%, 11/1/37	559,493	589,913
FNMA, 4.50%, 4/1/39	163,149	164,386
FNMA, 4.50%, 5/1/39	462,353	466,144
FNMA, 6.50%, 5/1/39	327,155	346,663
FNMA, 4.50%, 10/1/39	785,711	790,458
FNMA, 4.50%, 6/1/41	728,651	730,133
FNMA, 4.00%, 8/1/41	616,852	601,554
FNMA, 4.50%, 9/1/41	427,581	427,528
FNMA, 4.00%, 12/1/41	1,978,597	1,925,441
FNMA, 3.50%, 5/1/42	687,271	653,328
FNMA, 4.00%, 11/1/45	439,511	423,116
FNMA, 4.00%, 2/1/46	1,232,012	1,185,295
FNMA, 4.00%, 4/1/46	1,598,697	1,538,405

Schedule of Investments - Government Bond Fund

	Principal Amount/Shares	Value
FNMA, 3.50%, 2/1/47	$1,852,877	$1,717,691
FNMA, 2.50%, 2/1/51	5,118,537	4,374,458
FNMA, 3.00%, 6/1/51	4,693,426	4,206,865
FNMA, 4.00%, 8/1/51	1,612,686	1,529,433
FNMA, 2.50%, 12/1/51	2,260,624	1,931,124
FNMA, 3.00%, 2/1/52	4,911,633	4,368,004
FNMA, 2.00%, 3/1/52	6,089,044	4,976,472
FNMA, 3.00%, 3/1/52	4,500,792	4,011,584
FNMA, 4.00%, 4/1/52	4,436,850	4,205,338
FNMA, 4.00%, 4/1/52	1,606,008	1,530,237
FNMA, 3.00%, 5/1/52	4,652,376	4,135,979
FNMA, 3.00%, 5/1/52	1,313,739	1,175,825
FNMA, 3.50%, 5/1/52	4,348,315	3,990,714
FNMA, 3.50%, 5/1/52	1,943,573	1,806,830
FNMA, 4.00%, 5/1/52	2,697,732	2,546,611
FNMA, 3.50%, 6/1/52	2,676,601	2,487,880
FNMA, 5.00%, 6/1/52	3,752,057	3,762,695
FNMA, 2.50%, 7/1/52	1,259,954	1,067,169
FNMA, 4.50%, 7/1/52	858,396	836,940
FNMA, 5.00%, 7/1/52	4,545,243	4,548,658
FNMA, 4.50%, 9/1/52	2,644,707	2,590,723
FNMA, 4.50%, 9/1/52	941,615	929,257
FNMA, 5.00%, 9/1/52	1,744,929	1,750,307
FNMA, 5.00%, 10/1/52	4,421,246	4,416,212
FNMA, 5.50%, 10/1/52	3,825,581	3,874,723
FNMA, 5.00%, 1/1/53	3,642,603	3,638,268
FNMA, 5.50%, 1/1/53	6,101,368	6,182,395
FNMA, 5.50%, 1/1/53	1,922,177	1,952,005
FNMA, 6.50%, 1/1/53	3,795,539	3,942,294
FNMA, 6.00%, 9/1/53	4,963,708	5,087,347
FNMA, 6.00%, 9/1/53	3,066,722	3,161,739
FNMA, 5.50%, 3/1/54	7,534,501	7,619,786
FNMA, 6.00%, 5/1/54	2,109,370	2,159,800
GNMA, 5.50%, TBA	4,422,000	4,455,601
GNMA, 6.00%, 1/20/39	94,232	99,082
GNMA, 4.00%, 12/15/40	275,835	264,738
GNMA, 3.50%, 6/20/42	1,606,271	1,524,461
GNMA, 3.00%, 7/20/50	7,794,754	6,988,228
GNMA, 2.00%, 10/20/50	10,859,869	8,989,399
GNMA, 2.50%, 2/20/51	2,912,936	2,516,690
GNMA, 3.50%, 2/20/51	498,767	459,370
GNMA, 2.50%, 1/20/52	4,442,818	3,829,478
GNMA, 4.00%, 9/20/52	8,267,851	7,837,600
GNMA, 4.50%, 9/20/52	8,042,491	7,862,216
GNMA, 4.50%, 10/20/52	6,283,235	6,141,424
GNMA, 4.00%, 4/20/54	7,453,362	7,014,629
GNMA, 5.00%, 12/20/54	4,328,533	4,315,383
UMBS, 5.00%, TBA	14,170,000	14,055,103
		258,257,492
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $263,275,288)		259,436,256

Schedule of Investments - Government Bond Fund

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 25.4%
U.S. Treasury Bonds, 4.375%, 11/15/39	$1,000,000	$992,324
U.S. Treasury Bonds, 4.625%, 2/15/40	4,000,000	4,072,891
U.S. Treasury Bonds, 4.75%, 2/15/41	4,000,000	4,104,688
U.S. Treasury Bonds, 4.625%, 5/15/44	2,000,000	1,985,859
U.S. Treasury Bonds, 4.625%, 11/15/44	3,000,000	2,972,930
U.S. Treasury Bonds, 5.00%, 5/15/45	7,500,000	7,790,039
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	1,262,920	1,225,506
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	1,205,310	1,125,976
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	514,765	522,456
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	503,035	507,266
U.S. Treasury Notes, 4.625%, 3/15/26(1)	2,000,000	2,006,928
U.S. Treasury Notes, 3.50%, 9/30/27	7,900,000	7,883,336
U.S. Treasury Notes, 3.875%, 11/30/27(1)	400,000	402,156
U.S. Treasury Notes, 3.875%, 6/15/28	5,000,000	5,033,398
U.S. Treasury Notes, 4.125%, 3/31/29	36,500,000	37,062,471
U.S. Treasury Notes, 4.25%, 6/30/29	10,500,000	10,710,615
U.S. Treasury Notes, 3.875%, 12/31/29	4,500,000	4,529,619
U.S. Treasury Notes, 3.625%, 8/31/30	1,000,000	995,000
U.S. Treasury Notes, 4.125%, 8/31/30	1,100,000	1,118,627
U.S. Treasury Notes, 3.625%, 9/30/30	5,000,000	4,974,805
U.S. Treasury Notes, 4.875%, 10/31/30(1)	1,300,000	1,366,752
U.S. Treasury Notes, 4.375%, 11/30/30	5,000,000	5,141,992
U.S. Treasury Notes, 4.25%, 2/28/31	10,000,000	10,226,953
U.S. Treasury Notes, 3.875%, 8/31/32	9,000,000	8,974,688
U.S. Treasury Notes, 4.125%, 11/15/32	2,500,000	2,529,395
TOTAL U.S. TREASURY SECURITIES (Cost $127,078,704)		128,256,670
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.1%
FHLMC, Series 2812, Class MF, VRN, 4.94%, (30-day average SOFR plus 0.56%), 6/15/34	639,807	638,462
FHLMC, Series 3076, Class BM, SEQ, 4.50%, 11/15/25	4,478	4,469
FHLMC, Series 3153, Class FJ, VRN, 4.87%, (30-day average SOFR plus 0.49%), 5/15/36	507,673	505,089
FHLMC, Series 3397, Class GF, VRN, 4.99%, (30-day average SOFR plus 0.61%), 12/15/37	214,734	213,933
FHLMC, Series 3417, Class FA, VRN, 4.99%, (30-day average SOFR plus 0.61%), 11/15/37	453,247	451,690
FHLMC, Series 3778, Class L, SEQ, 3.50%, 12/15/25	70,121	69,945
FHLMC, Series K068, Class AM, SEQ, 3.32%, 8/25/27	6,400,000	6,325,434
FHLMC, Series K-1513, Class A2, SEQ, 2.73%, 12/25/31	5,399,000	5,007,551
FHLMC, Series K157, Class A2, SEQ, VRN, 3.99%, 5/25/33	6,200,000	6,159,696
FHLMC, Series K505, Class A2, SEQ, 4.82%, 6/25/28	6,000,000	6,115,012
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	6,426,687	6,399,777
FHLMC, Series K752, Class A2, SEQ, 4.28%, 7/25/30	6,550,000	6,605,155
FHLMC, Series K755, Class A2, SEQ, 5.20%, 2/25/31	5,900,000	6,195,365
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	131,734	131,276
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	5,697,764	5,624,326
FNMA, Series 2005-103, Class FP, VRN, 4.77%, (30-day average SOFR plus 0.41%), 10/25/35	517,527	514,047
FNMA, Series 2009-89, Class FD, VRN, 5.07%, (30-day average SOFR plus 0.71%), 5/25/36	301,272	301,701
FNMA, Series 2022-M2, Class A2, SEQ, 2.40%, 11/25/31	6,875,000	6,225,189
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	13,565,808	1,747,503
FNMA, Series 2024-M6, Class A2, VRN, 3.00%, 7/25/27	3,000,000	2,951,035
FNMA, Series 2025-35, Class HF, VRN, 6.00%, (30-day average SOFR plus 1.70%), 5/25/55	5,500,532	5,565,404
GNMA, Series 2007-5, Class FA, VRN, 4.39%, (1-month SOFR plus 0.25%), 2/20/37	199,030	198,988
GNMA, Series 2010-14, Class QF, VRN, 4.71%, (1-month SOFR plus 0.56%), 2/16/40	743,610	742,464

Schedule of Investments - Government Bond Fund

	Principal Amount/Shares	Value
Seasoned Loans Structured Transaction Trust, Series 2021-2, Class A1D, SEQ, 2.00%, 7/25/31	$2,841,612	$2,495,805
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,374,057)		71,189,316
ASSET-BACKED SECURITIES — 4.1%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 4.85%, (1-month SOFR plus 0.69%), 11/25/71	1,734,146	1,715,081
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1A, SEQ, 2.06%, 1/25/72	447,233	390,798
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 4.97%, (1-month SOFR plus 0.81%), 1/25/72	1,678,705	1,666,676
ECMC Group Student Loan Trust, Series 2017-2A, Class A, VRN, 5.52%, (30-day average SOFR plus 1.16%), 5/25/67(2)	702,237	705,122
ECMC Group Student Loan Trust, Series 2020-2A, Class A, VRN, 5.62%, (30-day average SOFR plus 1.26%), 11/25/69(2)	868,611	878,802
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.04%, (30-day average SOFR plus 0.68%), 11/25/70(2)	2,822,083	2,795,057
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	1,588,780	1,357,348
Navient Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.07%, (30-day average SOFR plus 0.71%), 12/26/69(2)	342,148	340,343
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 4.91%, (3-month SOFR plus 0.71%), 8/23/36(2)	2,474,958	2,461,587
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 4.84%, (1-month SOFR plus 0.68%), 9/25/61	1,813,586	1,806,944
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 4.84%, (1-month SOFR plus 0.68%), 10/25/61	3,617,235	3,574,301
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.00%, (30-day average SOFR plus 0.64%), 5/25/70(2)	1,600,243	1,582,416
U.S. Small Business Administration, Series 2017-20B, Class 1, 2.82%, 2/1/37	1,607,994	1,505,192
TOTAL ASSET-BACKED SECURITIES (Cost $20,385,525)		20,779,667
MUNICIPAL SECURITIES — 3.7%
New York Power Authority Rev., Series A, 5.75%, 11/15/33 (AG)	5,000,000	5,383,435
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(3)	13,000,000	13,265,123
TOTAL MUNICIPAL SECURITIES (Cost $18,534,770)		18,648,558
U.S. GOVERNMENT AGENCY SECURITIES — 2.8%
FHLMC, 6.25%, 7/15/32	4,000,000	4,543,097
FNMA, 0.875%, 8/5/30	3,000,000	2,623,765
FNMA, 6.625%, 11/15/30	3,000,000	3,392,281
Tennessee Valley Authority, 1.50%, 9/15/31	2,000,000	1,741,156
Tennessee Valley Authority, 4.375%, 8/1/34	1,000,000	1,011,645
Tennessee Valley Authority, 4.875%, 5/15/35	800,000	829,819
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $14,273,277)		14,141,763
SHORT-TERM INVESTMENTS(4) — 3.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	46,762	46,762
Repurchase Agreements — 3.8%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/55, valued at $19,602,464), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $19,220,237)		19,218,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,264,762)		19,264,762
TOTAL INVESTMENT SECURITIES — 105.3% (Cost $533,186,383)		531,716,992
OTHER ASSETS AND LIABILITIES — (5.3)%		(26,820,785)
TOTAL NET ASSETS — 100.0%		$504,896,207

Schedule of Investments - Government Bond Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Ultra Bonds	195	December 2025	$23,412,188	$482,504
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,411,880.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $10,120,675, which represented 2.0% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $70,000.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$259,436,256	—
U.S. Treasury Securities	—	128,256,670	—
Collateralized Mortgage Obligations	—	71,189,316	—
Asset-Backed Securities	—	20,779,667	—
Municipal Securities	—	18,648,558	—
U.S. Government Agency Securities	—	14,141,763	—
Short-Term Investments	$46,762	19,218,000	—
	$46,762	$531,670,230	—

Other Financial Instruments
Futures Contracts	$482,504	—	—

Schedule of Investments - Government Bond Fund

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Liability Derivatives:
Payable for variation margin on futures contracts*	$109,688
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(737,168)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$518,223

See Notes to Financial Statements.

Schedule of Investments - Inflation-Adjusted Bond Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 82.9%
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27	$34,401,017	$35,021,237
U.S. Treasury Inflation-Indexed Bonds, 1.75%, 1/15/28	22,422,513	22,797,409
U.S. Treasury Inflation-Indexed Bonds, 3.625%, 4/15/28	52,401,950	55,766,753
U.S. Treasury Inflation-Indexed Bonds, 2.50%, 1/15/29	10,407,664	10,878,279
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29	44,902,307	49,107,079
U.S. Treasury Inflation-Indexed Bonds, 3.375%, 4/15/32	26,571,854	29,753,246
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42	36,706,777	29,137,564
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43	46,347,223	35,236,568
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44	61,723,924	52,833,608
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45	53,811,208	40,166,651
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46	12,066,002	9,313,636
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47	30,914,037	22,852,394
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48	25,218,078	18,916,736
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49	13,158,848	9,719,586
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50	25,356,775	15,017,567
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51	46,840,577	26,012,194
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/52	48,200,537	26,153,786
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53	10,759,023	8,620,009
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54	2,789,390	2,577,591
U.S. Treasury Inflation-Indexed Notes, 0.375%, 1/15/27	58,509,062	58,066,389
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27(1)	118,305,110	116,691,452
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	50,183,560	49,852,239
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27	10,905,400	11,082,528
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28	102,742,827	101,572,613
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28	76,467,710	76,774,603
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28	28,120,076	27,995,825
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28	15,820,500	16,481,967
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29	36,846,432	36,574,836
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	13,055,250	13,478,874
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	68,387,118	66,361,134
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29	2,258,674	2,304,024
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	61,776,012	58,997,341
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	57,833,082	55,004,685
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	42,515,975	39,936,110
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/31	94,797,631	88,558,050
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/32	58,852,195	54,208,917
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32	114,410,394	108,326,030
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	48,694,050	47,210,915
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33	118,759,872	116,975,232
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34	28,375,380	28,519,691
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34	98,721,632	100,196,678
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35	511,820	527,071
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35	32,697,275	32,972,287
TOTAL U.S. TREASURY SECURITIES (Cost $1,925,796,036)		1,808,551,384
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
Private Sponsor Collateralized Mortgage Obligations — 5.2%
ABN AMRO Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	26,892	26,924
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	1,437,738	1,308,668
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	1,145,698	1,041,938

Schedule of Investments - Inflation-Adjusted Bond Fund

	Principal Amount/Shares	Value
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	$304,353	$300,299
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	2,461,517	2,491,093
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	6,278,364	6,312,588
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	2,467,425	2,474,286
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(2)	8,093,623	8,148,576
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(2)	9,382,091	9,421,578
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	811,771	758,755
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(2)	4,171,911	4,205,365
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	7,379,023	7,424,653
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(2)	5,285,927	5,348,130
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	5,877,984	5,904,538
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	4,208,708	4,220,116
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	9,070,421	9,200,471
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(2)	3,653,561	3,686,506
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	4,095,574	4,125,849
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(2)	2,653,330	2,669,407
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(2)	4,244,635	4,251,135
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	5,315,375	5,394,966
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	2,156,566	2,162,240
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	2,351,854	2,356,588
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	3,368,613	3,384,452
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(2)	4,755,041	4,777,659
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(2)	11,323,430	11,391,767
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $112,142,736)		112,788,547
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.2%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.2%
GNMA, 5.50%, TBA (Cost $70,960,154)	70,187,000	70,720,318
EXCHANGE-TRADED FUNDS — 3.2%
iShares 0-5 Year High Yield Corporate Bond ETF	799,000	34,596,700
SPDR Bloomberg Short Term High Yield Bond ETF	1,351,200	34,590,720
TOTAL EXCHANGE-TRADED FUNDS (Cost $68,670,456)		69,187,420
CONVERTIBLE PREFERRED SECURITIES — 2.0%
Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	4,000,000	4,003,489
Barclays PLC, 6.125%	4,133,000	4,138,268
Barclays PLC, 8.00%	2,592,000	2,747,213
HSBC Holdings PLC, 6.00%	4,655,000	4,678,704
HSBC Holdings PLC, 6.875%	1,065,000	1,108,111
Lloyds Banking Group PLC, 6.75%	3,380,000	3,434,435
Macquarie Bank Ltd., 6.125%(2)	2,432,000	2,472,952
NatWest Group PLC, 6.00%	2,600,000	2,613,138
Nordea Bank Abp, 6.625%(2)	6,520,000	6,561,141
Societe Generale SA, 4.75%(2)	1,145,000	1,135,751
Societe Generale SA, 9.375%(2)	1,085,000	1,164,849
Svenska Handelsbanken AB, 4.375%	2,000,000	1,970,418
		36,028,469
Capital Markets — 0.4%
Deutsche Bank AG, 6.00%	4,000,000	4,010,048

Schedule of Investments - Inflation-Adjusted Bond Fund

		Principal Amount/Shares	Value
UBS Group AG, 9.25%(2)		4,210,000	$4,654,972
			8,665,020
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $44,259,686)			44,693,489
CORPORATE BONDS — 1.9%
Banks — 0.7%
Citigroup, Inc., VRN, 5.83%, 2/13/35		$385,000	399,435
Truist Financial Corp., VRN, 6.12%, 10/28/33		9,473,000	10,209,714
Wells Fargo & Co., VRN, 4.97%, 4/23/29		4,630,000	4,718,816
			15,327,965
Capital Markets — 0.4%
Morgan Stanley, VRN, 4.99%, 4/12/29		3,029,000	3,089,865
State Street Corp., VRN, 3.03%, 11/1/34		6,255,000	5,874,040
			8,963,905
Diversified REITs — 0.5%
Highwoods Realty LP, 3.875%, 3/1/27		6,700,000	6,635,972
Piedmont Operating Partnership LP, 9.25%, 7/20/28		3,023,000	3,357,557
Piedmont Operating Partnership LP, 6.875%, 7/15/29		560,000	592,797
			10,586,326
Electric Utilities — 0.0%
Southern Co., Series B, VRN, 4.00%, 1/15/51		960,000	957,613
Oil, Gas and Consumable Fuels — 0.3%
Petroleos Mexicanos, 5.35%, 2/12/28		2,410,000	2,401,441
Petroleos Mexicanos, 6.84%, 1/23/30		678,000	690,060
Petroleos Mexicanos, 5.95%, 1/28/31		2,480,000	2,403,702
			5,495,203
TOTAL CORPORATE BONDS (Cost $40,189,459)			41,331,012
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57		9,556,000	9,979,936
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57		5,153,000	5,445,928
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57		2,520,000	2,653,143
Benchmark Mortgage Trust, Series 2024-V8, Class A3, SEQ, VRN, 6.19%, 7/15/57		8,826,000	9,330,420
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,675,441)			27,409,427
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
United Kingdom — 1.0%
U.K. Inflation-Linked Gilts, 0.125%, 3/22/26 (Cost $21,136,814)	GBP	15,729,400	20,915,205
ASSET-BACKED SECURITIES — 0.8%
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)		$4,596,498	4,347,690
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)		3,757,719	3,137,192
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54(2)		3,456,877	3,550,939
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)		3,925,000	3,947,325
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)		3,022,984	3,063,469
TOTAL ASSET-BACKED SECURITIES (Cost $18,624,160)			18,046,615
COLLATERALIZED LOAN OBLIGATIONS — 0.5%
Dryden 43 Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)		5,000,000	4,605,553
Palmer Square CLO Ltd., Series 2024-4A, Class A2, VRN, 5.82%, (3-month SOFR plus 1.50%), 1/15/38(2)		3,650,000	3,660,418

Schedule of Investments - Inflation-Adjusted Bond Fund

	Principal Amount/Shares	Value
THL Credit Wind River CLO Ltd., Series 2019-3A, Class CR2, VRN, 6.32%, (3-month SOFR plus 2.00%), 4/15/31(2)	$3,800,000	$3,809,240
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,450,000)		12,075,211
PREFERRED SECURITIES — 0.3%
Banks — 0.3%
Citigroup, Inc., 4.00% (Cost $6,388,525)	6,464,000	6,446,723
SHORT-TERM INVESTMENTS — 0.9%
Commercial Paper(3) — 0.9%
HQLA Funding LLC, Series CHAM, 4.22%, 10/1/25 (LOC: Credit Agricole Corporate and Investment Bank)(2) (Cost $18,800,000)	$18,800,000	18,797,827
TOTAL INVESTMENT SECURITIES — 103.2% (Cost $2,366,093,467)		2,250,963,178
OTHER ASSETS AND LIABILITIES — (3.2)%		(69,741,022)
TOTAL NET ASSETS — 100.0%		$2,181,222,156

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,040,106	GBP	15,526,480	Morgan Stanley & Co. LLC	12/17/25	$156,437

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	186	December 2025	$20,310,328	$(1,816)
U.K. Gilt 10-Year Bonds	96	December 2025	11,728,384	24,194
U.S. Treasury 10-Year Notes	71	December 2025	7,987,500	29,815
U.S. Treasury 10-Year Ultra Notes	575	December 2025	66,169,922	663,723
			$106,196,134	$715,916
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	229	December 2025	$47,723,242	$144,584
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Inflation-Adjusted Bond Fund

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.29%	2/2/26	$25,000,000	$403	$3,222,200	$3,222,603
CPURNSA	Receive	2.50%	8/9/26	$8,000,000	151	115,336	115,487
CPURNSA	Receive	2.57%	4/5/28	$8,500,000	286	116,705	116,991
CPURNSA	Receive	2.64%	8/2/28	$22,000,000	384	192,501	192,885
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	4,321,558	4,320,783
CPURNSA	Receive	2.39%	8/2/29	$12,000,000	439	153,262	153,701
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(765)	4,410,146	4,409,381
CPURNSA	Receive	2.52%	11/4/29	$15,600,000	482	137,779	138,261
CPURNSA	Receive	2.52%	11/4/29	$13,400,000	475	118,287	118,762
CPURNSA	Receive	1.88%	11/21/29	$7,000,000	(235)	1,204,951	1,204,716
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	693,530	692,987
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	1,044,566	1,045,115
CPURNSA	Receive	2.66%	8/2/30	$37,400,000	553	132,756	133,309
CPURNSA	Receive	2.67%	8/4/30	$35,000,000	690	3,248	3,938
CPURNSA	Receive	2.66%	8/4/30	$1,500,000	493	207	700
CPURNSA	Receive	2.42%	5/2/32	$2,500,000	489	21,991	22,480
CPURNSA	Receive	2.62%	3/2/33	$17,500,000	511	124,000	124,511
CPURNSA	Receive	2.65%	8/2/33	$24,900,000	594	(43,403)	(42,809)
CPURNSA	Receive	2.52%	11/4/34	$8,000,000	533	46,530	47,063
CPURNSA	Receive	2.51%	11/4/34	$8,000,000	533	53,369	53,902
CPURNSA	Receive	2.45%	12/10/34	$5,000,000	509	56,388	56,897
CPURNSA	Receive	2.44%	12/11/34	$10,000,000	559	129,960	130,519
CPURNSA	Receive	2.58%	8/4/35	$7,000,000	567	(3,784)	(3,217)
					$6,882	$16,252,083	$16,258,965

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value^
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	$(2,242,756)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(818,757)
						$(3,061,513)
^Amount represents value and unrealized appreciation (depreciation).

Schedule of Investments - Inflation-Adjusted Bond Fund

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
LOC	–	Letter of Credit
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $15,722,192.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $177,370,642, which represented 8.1% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$1,808,551,384	—
Collateralized Mortgage Obligations	—	112,788,547	—
U.S. Government Agency Mortgage-Backed Securities	—	70,720,318	—
Exchange-Traded Funds	$69,187,420	—	—
Convertible Preferred Securities	—	44,693,489	—
Corporate Bonds	—	41,331,012	—
Commercial Mortgage-Backed Securities	—	27,409,427	—
Sovereign Governments and Agencies	—	20,915,205	—
Asset-Backed Securities	—	18,046,615	—
Collateralized Loan Obligations	—	12,075,211	—
Preferred Securities	—	6,446,723	—
Short-Term Investments	—	18,797,827	—
	$69,187,420	$2,181,775,758	—
Other Financial Instruments
Futures Contracts	$838,122	$24,194	—
Swap Agreements	—	16,304,991	—
Forward Foreign Currency Exchange Contracts	—	156,437	—
	$838,122	$16,485,622	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,816	—	—
Swap Agreements	—	$3,107,539	—
	$1,816	$3,107,539	—

Schedule of Investments - Inflation-Adjusted Bond Fund

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Foreign Currency	Interest Rate	Other Contracts	Total
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	$156,437	—	—	$156,437
Liability Derivatives:
Payable for variation margin on futures contracts*	—	$61,546	—	$61,546
Payable for variation margin on swap agreements*	—	—	$8,266	8,266
Swap agreements	—	—	3,061,513	3,061,513
				$3,131,325
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

	Type of Risk Exposure
	Foreign Currency	Interest Rate	Other Contracts	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	$34,928	—	—	$34,928
Futures contract transactions	—	$2,020,462	—	2,020,462
Swap agreement transactions	—	—	$18,562,931	18,562,931
				$20,618,321
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	$156,437	—	—	$156,437
Futures contracts	—	$(38,470)	—	(38,470)
Swap agreements	—	—	$(18,191,074)	(18,191,074)
				$(18,073,107)

See Notes to Financial Statements.

Schedule of Investments - Short-Term Government Fund

SEPTEMBER 30, 2025 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 54.1%
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29	$417,768	$431,324
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29	505,168	490,202
U.S. Treasury Notes, 0.75%, 4/30/26	6,200,000	6,091,751
U.S. Treasury Notes, 4.625%, 9/15/26	4,000,000	4,033,781
U.S. Treasury Notes, 4.125%, 10/31/26	2,000,000	2,008,828
U.S. Treasury Notes, 4.375%, 12/15/26(1)	4,000,000	4,031,875
U.S. Treasury Notes, 4.25%, 3/15/27	1,500,000	1,512,363
U.S. Treasury Notes, 3.875%, 7/31/27	1,100,000	1,104,619
U.S. Treasury Notes, 3.50%, 9/30/27	7,300,000	7,284,602
U.S. Treasury Notes, 3.875%, 3/15/28	13,500,000	13,587,012
U.S. Treasury Notes, 3.875%, 6/15/28	30,600,000	30,804,398
U.S. Treasury Notes, 3.375%, 9/15/28	1,600,000	1,589,187
U.S. Treasury Notes, 4.625%, 9/30/28	5,300,000	5,449,580
U.S. Treasury Notes, 3.75%, 12/31/28	15,000,000	15,050,391
U.S. Treasury Notes, 2.375%, 3/31/29	1,500,000	1,437,510
U.S. Treasury Notes, 4.125%, 3/31/29	12,700,000	12,895,709
TOTAL U.S. TREASURY SECURITIES (Cost $107,292,905)		107,803,132
COLLATERALIZED MORTGAGE OBLIGATIONS — 30.2%
FHLMC, Series 3114, Class FT, VRN, 4.84%, (30-day average SOFR plus 0.46%), 9/15/30	53,113	52,967
FHLMC, Series 3200, Class FP, VRN, 4.69%, (30-day average SOFR plus 0.31%), 8/15/36	275,397	271,887
FHLMC, Series 3206, Class FE, VRN, 4.89%, (30-day average SOFR plus 0.51%), 8/15/36	114,881	113,833
FHLMC, Series 3231, Class FA, VRN, 4.89%, (30-day average SOFR plus 0.51%), 10/15/36	113,238	112,454
FHLMC, Series 3301, Class FA, VRN, 4.79%, (30-day average SOFR plus 0.41%), 8/15/35	117,398	116,239
FHLMC, Series 3380, Class FP, VRN, 4.84%, (30-day average SOFR plus 0.46%), 11/15/36	138,074	136,980
FHLMC, Series 3508, Class PF, VRN, 5.34%, (30-day average SOFR plus 0.96%), 2/15/39	50,271	50,406
FHLMC, Series 3587, Class FB, VRN, 5.26%, (30-day average SOFR plus 0.89%), 2/15/36	143,059	143,749
FHLMC, Series 5490, Class LF, VRN, 5.46%, (30-day average SOFR plus 1.10%), 1/25/55	3,694,739	3,704,712
FHLMC, Series K058, Class A2, SEQ, 2.65%, 8/25/26	1,948,000	1,925,206
FHLMC, Series K058, Class AM, SEQ, VRN, 2.72%, 8/25/26	2,000,000	1,975,796
FHLMC, Series K059, Class A2, VRN, 3.12%, 9/25/26	2,106,295	2,088,588
FHLMC, Series K059, Class AM, SEQ, VRN, 3.17%, 9/25/26	2,500,000	2,478,561
FHLMC, Series K063, Class A2, VRN, 3.43%, 1/25/27	2,000,000	1,987,494
FHLMC, Series K063, Class AM, SEQ, VRN, 3.51%, 1/25/27	3,000,000	2,981,119
FHLMC, Series K064, Class A2, SEQ, 3.22%, 3/25/27	1,471,000	1,456,562
FHLMC, Series K065, Class AM, SEQ, 3.33%, 5/25/27	2,136,000	2,114,082
FHLMC, Series K068, Class A2, SEQ, 3.24%, 8/25/27	944,159	933,254
FHLMC, Series K069, Class A2, SEQ, VRN, 3.19%, 9/25/27	3,055,914	3,013,021
FHLMC, Series K071, Class A2, SEQ, 3.29%, 11/25/27	3,900,000	3,850,087
FHLMC, Series K073, Class A2, SEQ, 3.35%, 1/25/28	2,064,000	2,039,288
FHLMC, Series K734, Class A2, SEQ, 3.21%, 2/25/26	3,521,824	3,507,078
FHLMC, Series K736, Class A2, SEQ, 2.28%, 7/25/26	1,767,520	1,744,876
FHLMC, Series K739, Class A2, SEQ, 1.34%, 9/25/27	2,262,343	2,167,220
FHLMC, Series KC06, Class A2, SEQ, 2.54%, 8/25/26	1,996,638	1,971,878
FHLMC, Series KC07, Class A7, SEQ, 2.51%, 10/25/26	1,836,114	1,809,704
FHLMC, Series KIR1, Class A1, SEQ, 2.45%, 3/25/26	239,339	237,770
FHLMC, Series KIR1, Class A2, SEQ, 2.85%, 3/25/26	1,000,000	992,230
FHLMC, Series KJ25, Class A2, SEQ, 2.61%, 1/25/26	38,271	38,138

Schedule of Investments - Short-Term Government Fund

	Principal Amount/Shares	Value
FHLMC, Series KJ33, Class A2, SEQ, 1.57%, 7/25/32	$893,373	$844,177
FHLMC, Series W5FX, Class AFX, SEQ, VRN, 3.34%, 4/25/28	4,300,000	4,232,114
FHLMC, Series X3FX, Class A2FX, SEQ, 3.00%, 6/25/27	1,789,237	1,766,176
FNMA, Series 2006-11, Class FA, VRN, 4.77%, (30-day average SOFR plus 0.41%), 3/25/36	92,417	91,833
FNMA, Series 2006-60, Class KF, VRN, 4.77%, (30-day average SOFR plus 0.41%), 7/25/36	307,841	305,627
FNMA, Series 2006-72, Class TE, VRN, 4.77%, (30-day average SOFR plus 0.41%), 8/25/36	141,073	139,756
FNMA, Series 2009-33, Class FB, VRN, 5.29%, (30-day average SOFR plus 0.93%), 3/25/37	170,280	171,408
FNMA, Series 2009-89, Class FD, VRN, 5.07%, (30-day average SOFR plus 0.71%), 5/25/36	83,081	83,199
FNMA, Series 2016-M11, Class A2, SEQ, VRN, 2.37%, 7/25/26	2,471,201	2,436,421
FNMA, Series 2024-M6, Class A2, VRN, 3.00%, 7/25/27	2,211,000	2,174,913
FNMA, Series 2025-35, Class HF, VRN, 6.00%, (30-day average SOFR plus 1.70%), 5/25/55	1,979,224	2,002,567
FRESB Mortgage Trust, Series 2021-SB83, Class A5F, VRN, 0.63%, 1/25/26	1,687,532	1,672,893
GNMA, Series 2010-14, Class QF, VRN, 4.71%, (1-month SOFR plus 0.56%), 2/16/40	190,760	190,466
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,726,499)		60,126,729
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FNMA, VRN, 6.58%, (1-year RFUCC plus 1.75%), 5/1/42	516,777	537,054
FNMA, VRN, 3.18%, (1-year RFUCC plus 1.61%), 3/1/47	40,808	40,743
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	43,646	43,537
		621,334
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.5%
FNMA, 2.47%, 7/1/26	3,200,000	3,156,547
FNMA, 3.17%, 1/1/27	1,500,000	1,483,736
FNMA, 3.63%, 8/1/28	2,307,643	2,262,738
FNMA, 7.00%, 5/1/32	26,934	28,125
FNMA, 7.00%, 5/1/32	1,966	2,053
FNMA, 7.00%, 6/1/32	33,033	34,507
		6,967,706
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $7,571,142)		7,589,040
ASSET-BACKED SECURITIES — 2.6%
Brazos Education Loan Authority, Inc., Series 2021-1, Class A1B, VRN, 4.85%, (1-month SOFR plus 0.69%), 11/25/71	578,049	571,694
Brazos Education Loan Authority, Inc., Series 2021-2, Class A1B, VRN, 4.97%, (1-month SOFR plus 0.81%), 1/25/72	556,588	552,600
ECMC Group Student Loan Trust, Series 2021-1A, Class A1B, VRN, 5.04%, (30-day average SOFR plus 0.68%), 11/25/70(2)	821,870	813,999
Missouri Higher Education Loan Authority, Series 2021-2, Class A1B, VRN, 4.97%, (1-month SOFR plus 0.81%), 3/25/61	127,489	124,244
Navient Student Loan Trust, Series 2021-1A, Class A1A, SEQ, 1.31%, 12/26/69(2)	191,789	163,852
Nelnet Student Loan Trust, Series 2006-1, Class A6, VRN, 4.91%, (3-month SOFR plus 0.71%), 8/23/36(2)	712,985	709,133
North Texas Higher Education Authority, Inc., Series 2021-1, Class A1B, VRN, 4.84%, (1-month SOFR plus 0.68%), 9/25/61	659,203	656,789
North Texas Higher Education Authority, Inc., Series 2021-2, Class A1B, VRN, 4.84%, (1-month SOFR plus 0.68%), 10/25/61	1,073,667	1,060,923
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, VRN, 5.00%, (30-day average SOFR plus 0.64%), 5/25/70(2)	526,146	520,285
TOTAL ASSET-BACKED SECURITIES (Cost $5,131,929)		5,173,519
MUNICIPAL SECURITIES — 2.4%
State of California GO, 4.60%, 4/1/28, Prerefunded at 100% of Par(3) (Cost $4,740,077)	4,700,000	4,795,852
U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
FHLB, 0.96%, 3/5/26 (Cost $2,469,081)	2,500,000	2,468,186

Schedule of Investments - Short-Term Government Fund

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 9.1%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,771	$18,771
Repurchase Agreements — 4.5%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/55, valued at $9,204,597), at 4.19%, dated 9/30/25, due 10/1/25 (Delivery value $9,025,050)		9,024,000
Treasury Bills(4) — 4.6%
U.S. Treasury Bills, 4.10%, 7/9/26	$2,500,000	2,430,472
U.S. Treasury Bills, 3.85%, 8/6/26	6,900,000	6,690,092
		9,120,564
TOTAL SHORT-TERM INVESTMENTS (Cost $18,147,202)		18,163,335
TOTAL INVESTMENT SECURITIES — 103.5% (Cost $205,078,835)		206,119,793
OTHER ASSETS AND LIABILITIES — (3.5)%		(6,920,452)
TOTAL NET ASSETS — 100.0%		$199,199,341

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	41	December 2025	$4,477,008	$3,756
U.S. Treasury 10-Year Notes	12	December 2025	1,350,000	(1,195)
U.S. Treasury 10-Year Ultra Notes	1	December 2025	115,078	(721)
			$5,942,086	$1,840
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $292,311.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,207,269, which represented 1.1% of total net assets.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Schedule of Investments - Short-Term Government Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$107,803,132	—
Collateralized Mortgage Obligations	—	60,126,729	—
U.S. Government Agency Mortgage-Backed Securities	—	7,589,040	—
Asset-Backed Securities	—	5,173,519	—
Municipal Securities	—	4,795,852	—
U.S. Government Agency Securities	—	2,468,186	—
Short-Term Investments	$18,771	18,144,564	—
	$18,771	$206,101,022	—
Other Financial Instruments
Futures Contracts	$3,756	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,916	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Liability Derivatives:
Payable for variation margin on futures contracts*	$3,640
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended September 30, 2025.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$53,291
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(20,419)

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
	Capital Preservation Fund	Ginnie Mae Fund
Assets
Investment securities, at value	$2,276,202,575	$401,918,707
Cash	8,394	—
Receivable for investments sold	150,016,896	—
Receivable for capital shares sold	1,584,379	48,792
Interest receivable	5,368,882	1,326,674
	2,433,181,126	403,294,173

Liabilities
Payable for investments purchased	149,037,778	39,973,800
Payable for capital shares redeemed	1,865,513	297,642
Payable for variation margin on futures contracts	—	2,805
Accrued management fees	877,262	156,429
Distribution and service fees payable	—	5,302
Dividends payable	53,722	81,088
	151,834,275	40,517,066

Net Assets	$2,281,346,851	$362,777,107

Net Assets Consist of:
Capital paid in	$2,281,419,455	$500,787,274
Distributable earnings (loss)	(72,604)	(138,010,167)
	$2,281,346,851	$362,777,107

Investment securities, at cost	$2,276,202,575	$416,291,801

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Capital Preservation Fund
Investor Class	$2,281,346,851	2,281,380,588	$1.00
Ginnie Mae Fund
Investor Class	$308,664,964	34,175,486	$9.03
I Class	$24,911,613	2,757,184	$9.04
A Class	$6,079,047	673,103	$9.03
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.46
C Class	$121,607	13,460	$9.03
R Class	$9,486,941	1,050,823	$9.03
R5 Class	$13,512,935	1,495,773	$9.03
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
	Government Bond Fund	Inflation-Adjusted Bond Fund
Assets
Investment securities, at value	$531,716,992	$2,250,963,178
Cash	—	111,851
Deposits with broker for forward commitments	—	311,000
Receivable for investments sold	20,865,095	—
Receivable for capital shares sold	407,614	1,174,103
Unrealized appreciation on forward foreign currency exchange contracts	—	156,437
Interest and dividends receivable	2,445,614	7,689,868
	555,435,315	2,260,406,437

Liabilities
Payable for collateral received for forward commitments	70,000	—
Payable for investments purchased	48,911,231	71,163,891
Payable for capital shares redeemed	1,065,511	4,442,203
Payable for variation margin on futures contracts	109,688	61,546
Payable for variation margin on swap agreements	—	8,266
Swap agreements, at value	—	3,061,513
Accrued management fees	158,263	419,012
Distribution and service fees payable	3,643	27,850
Dividends payable	220,772	—
	50,539,108	79,184,281

Net Assets	$504,896,207	$2,181,222,156

Net Assets Consist of:
Capital paid in	$618,242,887	$2,421,818,103
Distributable earnings (loss)	(113,346,680)	(240,595,947)
	$504,896,207	$2,181,222,156

Investment securities, at cost	$533,186,383	$2,366,093,467

Statements of Assets and Liabilities

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Government Bond Fund
Investor Class	$220,309,989	23,309,804	$9.45
I Class	$106,001,579	11,231,364	$9.44
A Class	$12,374,616	1,309,040	$9.45
Maximum Offering Price Per Share (Net asset value divide by 0.955)			$9.90
C Class	$461,377	48,836	$9.45
R Class	$2,150,449	227,620	$9.45
R5 Class	$163,598,197	17,310,830	$9.45
Inflation-Adjusted Bond Fund
Investor Class	$632,151,123	58,448,233	$10.82
I Class	$90,033,710	8,336,856	$10.80
Y Class	$81,848,577	7,576,575	$10.80
A Class	$66,152,815	6,137,707	$10.78
Maximum Offering Price Per Share (net asset value divide by 0.955)			$11.29
C Class	$4,357,044	405,938	$10.73
R Class	$25,919,729	2,392,974	$10.83
R5 Class	$85,395,089	7,903,590	$10.80
R6 Class	$456,829,682	42,308,773	$10.80
G Class	$738,534,387	68,298,677	$10.81
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Assets and Liabilities

SEPTEMBER 30, 2025 (UNAUDITED)
Short-Term Government Fund
Assets
Investment securities, at value	$206,119,793
Receivable for investments sold	2,225,106
Receivable for capital shares sold	57,213
Interest receivable	924,214
209,326,326

Liabilities
Payable for investments purchased	9,328,738
Payable for capital shares redeemed	702,817
Payable for variation margin on futures contracts	3,640
Accrued management fees	81,623
Distribution and service fees payable	2,802
Dividends payable	7,365
10,126,985

Net Assets	$199,199,341

Net Assets Consist of:
Capital paid in	$212,099,001
Distributable earnings (loss)	(12,899,660)
$199,199,341

Investment securities, at cost	$205,078,835

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Short-Term Government Fund
Investor Class	$128,350,657	13,982,495	$9.18
I Class	$43,991,884	4,795,325	$9.17
A Class	$5,295,762	576,572	$9.18
Maximum Offering Price Per Share (Net asset value divide by 0.9775)			$9.39
C Class	$1,515,024	167,932	$9.02
R Class	$1,230,595	134,467	$9.15
R5 Class	$18,815,419	2,048,474	$9.19
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
	Capital Preservation Fund	Ginnie Mae Fund
Investment Income (Loss)
Income:
Interest	$50,176,370	$7,388,492

Expenses:
Management fees	5,408,934	958,346
Interest expenses	—	2,258
Distribution and service fees:
A Class	—	7,808
C Class	—	721
R Class	—	22,811
Trustees' fees and expenses	77,654	12,315
	5,486,588	1,004,259

Net investment income (loss)	44,689,782	6,384,233

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(26,373)	(587,958)
Futures contract transactions	—	140,120
	(26,373)	(447,838)

Change in net unrealized appreciation (depreciation) on:
Investments	—	5,152,273
Futures contracts	—	(14,999)
	—	5,137,274

Net realized and unrealized gain (loss)	(26,373)	4,689,436

Net Increase (Decrease) in Net Assets Resulting from Operations	$44,663,409	$11,073,669

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
	Government Bond Fund	Inflation-Adjusted Bond Fund
Investment Income (Loss)
Income:
Interest	$12,960,326	$53,921,817
Dividends	—	882,479
	12,960,326	54,804,296

Expenses:
Management fees	1,044,413	3,426,332
Interest expenses	8,422	730,509
Distribution and service fees:
A Class	16,706	86,067
C Class	2,544	23,720
R Class	4,816	64,548
Trustees' fees and expenses	19,624	77,610
	1,096,525	4,408,786
Fees waived	—	(865,348)
	1,096,525	3,543,438

Net investment income (loss)	11,863,801	51,260,858

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(699,948)	(26,159,976)
Forward foreign currency exchange contract transactions	—	34,928
Futures contract transactions	(737,168)	2,020,462
Swap agreement transactions	—	18,562,931
Foreign currency translation transactions	—	(16,151)
	(1,437,116)	(5,557,806)

Change in net unrealized appreciation (depreciation) on:
Investments	6,892,037	32,394,128
Forward foreign currency exchange contracts	—	156,437
Futures contracts	518,223	(38,470)
Swap agreements	—	(18,191,074)
Translation of assets and liabilities in foreign currencies	—	129
	7,410,260	14,321,150

Net realized and unrealized gain (loss)	5,973,144	8,763,344

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,836,945	$60,024,202

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED)
Short-Term Government Fund
Investment Income (Loss)
Income:
Interest	$4,257,481

Expenses:
Management fees	507,114
Interest expenses	88
Distribution and service fees:
A Class	6,449
C Class	7,999
R Class	3,423
Trustees' fees and expenses	6,902
531,975

Net investment income (loss)	3,725,506

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	913,533
Futures contract transactions	53,291
966,824

Change in net unrealized appreciation (depreciation) on:
Investments	168,340
Futures contracts	(20,419)
147,921

Net realized and unrealized gain (loss)	1,114,745

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,840,251

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	Capital Preservation Fund		Ginnie Mae Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$44,689,782	$103,748,272	$6,384,233	$13,162,843
Net realized gain (loss)	(26,373)	15,757	(447,838)	(14,216,180)
Change in net unrealized appreciation (depreciation)	—	—	5,137,274	18,880,053
Net increase (decrease) in net assets resulting from operations	44,663,409	103,764,029	11,073,669	17,826,716

Distributions to Shareholders
From earnings:
Investor Class	(44,689,782)	(103,748,272)	(6,124,698)	(12,534,464)
I Class	—	—	(470,035)	(942,768)
A Class	—	—	(114,582)	(266,159)
C Class	—	—	(2,103)	(7,925)
R Class	—	—	(155,958)	(313,772)
R5 Class	—	—	(281,490)	(542,265)
Decrease in net assets from distributions	(44,689,782)	(103,748,272)	(7,148,866)	(14,607,353)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(49,398,177)	(4,160,952)	(13,228,735)	(35,689,269)

Net increase (decrease) in net assets	(49,424,550)	(4,145,195)	(9,303,932)	(32,469,906)

Net Assets
Beginning of period	2,330,771,401	2,334,916,596	372,081,039	404,550,945
End of period	$2,281,346,851	$2,330,771,401	$362,777,107	$372,081,039

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	Government Bond Fund		Inflation-Adjusted Bond Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$11,863,801	$25,997,530	$51,260,858	$99,036,396
Net realized gain (loss)	(1,437,116)	(4,842,855)	(5,557,806)	(63,274,146)
Change in net unrealized appreciation (depreciation)	7,410,260	6,448,961	14,321,150	112,801,435
Net increase (decrease) in net assets resulting from operations	17,836,945	27,603,636	60,024,202	148,563,685

Distributions to Shareholders
From earnings:
Investor Class	(4,593,078)	(9,889,146)	(13,175,556)	(14,068,425)
I Class	(2,525,670)	(6,035,305)	(2,074,838)	(2,554,118)
Y Class	—	—	(1,751,310)	(1,934,564)
A Class	(258,103)	(724,567)	(1,342,026)	(1,571,453)
C Class	(7,918)	(20,961)	(78,411)	(73,923)
R Class	(34,783)	(66,782)	(472,932)	(432,578)
R5 Class	(4,671,977)	(9,743,537)	(1,862,683)	(3,089,632)
R6 Class	—	—	(10,246,720)	(11,108,301)
G Class	—	—	(19,260,245)	(24,240,174)
Decrease in net assets from distributions	(12,091,529)	(26,480,298)	(50,264,721)	(59,073,168)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(109,728,524)	(33,901,486)	(176,951,511)	(454,777,902)

Net increase (decrease) in net assets	(103,983,108)	(32,778,148)	(167,192,030)	(365,287,385)

Net Assets
Beginning of period	608,879,315	641,657,463	2,348,414,186	2,713,701,571
End of period	$504,896,207	$608,879,315	$2,181,222,156	$2,348,414,186

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2025 (UNAUDITED) AND YEAR ENDED MARCH 31, 2025
	Short-Term Government Fund
Increase (Decrease) in Net Assets	September 30, 2025	March 31, 2025
Operations
Net investment income (loss)	$3,725,506	$8,045,622
Net realized gain (loss)	966,824	729,105
Change in net unrealized appreciation (depreciation)	147,921	1,070,813
Net increase (decrease) in net assets resulting from operations	4,840,251	9,845,540

Distributions to Shareholders
From earnings:
Investor Class	(2,421,132)	(5,117,107)
I Class	(832,630)	(1,782,336)
A Class	(89,557)	(211,236)
C Class	(21,731)	(31,614)
R Class	(22,045)	(64,376)
R5 Class	(446,432)	(846,554)
Decrease in net assets from distributions	(3,833,527)	(8,053,223)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(11,679,551)	20,745,301

Net increase (decrease) in net assets	(10,672,827)	22,537,618

Net Assets
Beginning of period	209,872,168	187,334,550
End of period	$199,199,341	$209,872,168

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2025 (UNAUDITED)

1. Organization

American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Capital Preservation Fund	Investor
Ginnie Mae Fund	Investor, I, A, C, R, R5
Government Bond Fund	Investor, I, A, C, R, R5
Inflation-Adjusted Bond Fund	Investor, I, Y, A, C, R, R5, R6, G
Short-Term Government Fund	Investor, I, A, C, R, R5

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

Securities held in Capital Preservation Fund are generally valued at amortized cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. A fund may purchase a security and at the same time make a commitment to sell the same security at a future settlement date at a specified price. The difference between the purchase price and the sale price of these simultaneous transactions is reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Repurchase Agreements — A fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. A fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to a fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, a fund may transfer uninvested cash balances into a joint trading account with certain other funds in the American Century Investments family of funds. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Distribution Frequency
	Declared	Paid
Capital Preservation Fund	Daily	Monthly
Ginnie Mae Fund	Daily	Monthly
Government Bond Fund	Daily	Monthly
Inflation-Adjusted Bond Fund	Quarterly*	Quarterly*
Short-Term Government Fund	Daily	Monthly
*Distributions from net investment income may be paid less frequently.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee including any waiver impacts, if applicable, for the period ended September 30, 2025 are as follows:

Capital Preservation Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1370% to 0.2500%	0.2500% to 0.3100%	0.47%

Ginnie Mae Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Government Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.1500% to 0.2100%	0.36%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%
R Class		0.2500% to 0.3100%	0.46%
R5 Class		0.0500% to 0.1100%	0.26%

Inflation-Adjusted Bond Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee	Management Fee Waived
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%	—
I Class		0.1500% to 0.2100%	0.36%	—
Y Class		0.0500% to 0.1100%	0.26%	—
A Class		0.2500% to 0.3100%	0.46%	—
C Class		0.2500% to 0.3100%	0.46%	—
R Class		0.2500% to 0.3100%	0.46%	—
R5 Class		0.0500% to 0.1100%	0.26%	—
R6 Class		0.0000% to 0.0600%	0.21%	—
G Class		0.0000% to 0.0600%	0.00%(1)	$865,348
(1)Effective annual management fee before waiver was 0.21%.

Short-Term Government Fund	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2425% to 0.3600%	0.2500% to 0.3100%	0.54%
I Class		0.1500% to 0.2100%	0.44%
A Class		0.2500% to 0.3100%	0.54%
C Class		0.2500% to 0.3100%	0.54%
R Class		0.2500% to 0.3100%	0.54%
R5 Class		0.0500% to 0.1100%	0.34%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2025 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Inflation-Adjusted Bond Fund	American Century Asset Allocation Portfolios, Inc	29%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, including TBA transactions and excluding short-term investments, for the period ended September 30, 2025 were as follows:

	Ginnie Mae Fund	Government Bond Fund	Inflation-Adjusted Bond Fund	Short-Term Government Fund
Purchases of U.S. Treasury and Government Agency obligations	$303,453,739	$799,557,250	$451,396,312	$152,847,165
Purchases of other investment securities	—	$18,538,930	$179,231,582	$4,740,937
Total Purchases	$303,453,739	$818,096,180	$630,627,894	$157,588,102

Sales of U.S. Treasury and Government Agency obligations	$321,597,007	$909,003,980	$661,669,919	$180,077,958
Sales of other investment securities	—	$11,729,678	$138,715,671	$2,603,906
Total Sales	$321,597,007	$920,733,658	$800,385,590	$182,681,864

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Capital Preservation Fund
Investor Class
Sold	356,546,269	$356,546,269	742,610,516	$742,610,516
Issued in reinvestment of distributions	44,213,874	44,213,874	102,775,655	102,775,655
Redeemed	(450,158,320)	(450,158,320)	(849,547,123)	(849,547,123)
Net increase (decrease)	(49,398,177)	$(49,398,177)	(4,160,952)	$(4,160,952)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Ginnie Mae Fund
Investor Class
Sold	1,009,460	$8,985,084	2,142,079	$19,010,347
Issued in reinvestment of distributions	631,180	5,629,894	1,302,230	11,554,504
Redeemed	(3,190,417)	(28,385,454)	(6,999,406)	(62,080,497)
	(1,549,777)	(13,770,476)	(3,555,097)	(31,515,646)
I Class
Sold	497,816	4,409,865	563,496	5,005,962
Issued in reinvestment of distributions	52,658	470,034	106,138	942,518
Redeemed	(442,887)	(3,939,014)	(645,131)	(5,721,432)
	107,587	940,885	24,503	227,048
A Class
Sold	50,903	452,519	103,778	922,247
Issued in reinvestment of distributions	11,849	105,697	27,623	244,990
Redeemed	(93,505)	(837,602)	(379,433)	(3,367,722)
	(30,753)	(279,386)	(248,032)	(2,200,485)
C Class
Issued in reinvestment of distributions	236	2,103	845	7,495
Redeemed	(13,191)	(116,870)	(20,791)	(186,014)
	(12,955)	(114,767)	(19,946)	(178,519)
R Class
Sold	121,413	1,078,716	148,613	1,321,339
Issued in reinvestment of distributions	17,483	155,918	35,367	313,724
Redeemed	(123,282)	(1,091,896)	(289,008)	(2,576,721)
	15,614	142,738	(105,028)	(941,658)
R5 Class
Sold	290,861	2,589,502	323,435	2,863,818
Issued in reinvestment of distributions	31,530	281,312	61,107	542,220
Redeemed	(338,391)	(3,018,543)	(505,911)	(4,486,047)
	(16,000)	(147,729)	(121,369)	(1,080,009)
Net increase (decrease)	(1,486,284)	$(13,228,735)	(4,024,969)	$(35,689,269)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Government Bond Fund
Investor Class
Sold	2,060,325	$19,254,582	3,826,085	$35,858,556
Issued in reinvestment of distributions	432,228	4,045,692	936,388	8,740,525
Redeemed	(3,730,626)	(34,762,153)	(6,540,624)	(61,107,553)
	(1,238,073)	(11,461,879)	(1,778,151)	(16,508,472)
I Class
Sold	10,692,915	98,703,062	3,211,309	29,835,460
Issued in reinvestment of distributions	270,143	2,525,134	647,351	6,033,130
Redeemed	(13,508,607)	(125,539,107)	(6,083,118)	(57,468,600)
	(2,545,549)	(24,310,911)	(2,224,458)	(21,600,010)
A Class
Sold	445,113	4,164,736	530,944	4,984,745
Issued in reinvestment of distributions	17,637	165,177	48,793	455,561
Redeemed	(1,197,390)	(11,087,340)	(462,851)	(4,331,489)
	(734,640)	(6,757,427)	116,886	1,108,817
C Class
Sold	1,739	16,430	20,598	193,591
Issued in reinvestment of distributions	845	7,907	2,249	20,961
Redeemed	(12,928)	(120,881)	(54,283)	(510,481)
	(10,344)	(96,544)	(31,436)	(295,929)
R Class
Sold	84,936	798,732	194,342	1,838,778
Issued in reinvestment of distributions	3,481	32,560	6,549	61,143
Redeemed	(67,214)	(629,167)	(166,477)	(1,562,861)
	21,203	202,125	34,414	337,060
R5 Class
Sold	3,429,487	31,956,444	6,683,739	62,354,088
Issued in reinvestment of distributions	414,418	3,876,838	892,178	8,324,615
Redeemed	(10,966,140)	(103,137,170)	(7,244,744)	(67,621,655)
	(7,122,235)	(67,303,888)	331,173	3,057,048
Net increase (decrease)	(11,629,638)	$(109,728,524)	(3,551,572)	$(33,901,486)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Inflation-Adjusted Bond Fund
Investor Class
Sold	2,182,551	$23,336,434	4,527,919	$47,884,512
Issued in reinvestment of distributions	1,212,890	12,783,857	1,311,372	13,674,389
Redeemed	(4,817,039)	(51,502,484)	(13,509,367)	(142,089,220)
	(1,421,598)	(15,382,193)	(7,670,076)	(80,530,319)
I Class
Sold	1,345,369	14,362,800	2,407,766	25,240,643
Issued in reinvestment of distributions	151,421	1,592,952	211,089	2,199,020
Redeemed	(2,032,385)	(21,805,091)	(10,739,678)	(112,395,956)
	(535,595)	(5,849,339)	(8,120,823)	(84,956,293)
Y Class
Sold	686,941	7,321,220	1,853,540	19,437,821
Issued in reinvestment of distributions	157,797	1,660,025	176,809	1,842,091
Redeemed	(973,420)	(10,359,151)	(1,917,572)	(20,217,031)
	(128,682)	(1,377,906)	112,777	1,062,881
A Class
Sold	785,045	8,362,526	1,896,686	19,939,277
Issued in reinvestment of distributions	71,162	747,915	82,421	857,536
Redeemed	(1,657,070)	(17,620,352)	(3,527,291)	(37,028,681)
	(800,863)	(8,509,911)	(1,548,184)	(16,231,868)
C Class
Sold	16,679	176,586	50,761	529,812
Issued in reinvestment of distributions	5,847	61,332	5,435	56,417
Redeemed	(93,823)	(996,093)	(298,985)	(3,134,377)
	(71,297)	(758,175)	(242,789)	(2,548,148)
R Class
Sold	443,009	4,769,393	410,704	4,330,393
Issued in reinvestment of distributions	44,743	472,932	41,347	432,576
Redeemed	(492,450)	(5,247,367)	(857,079)	(9,024,237)
	(4,698)	(5,042)	(405,028)	(4,261,268)
R5 Class
Sold	1,187,722	12,644,669	2,300,055	24,254,616
Issued in reinvestment of distributions	157,159	1,653,309	272,418	2,838,348
Redeemed	(1,630,653)	(17,378,132)	(9,869,601)	(102,593,542)
	(285,772)	(3,080,154)	(7,297,128)	(75,500,578)
R6 Class
Sold	7,003,417	74,747,030	14,373,310	151,067,861
Issued in reinvestment of distributions	871,094	9,155,203	905,270	9,423,514
Redeemed	(11,327,086)	(121,030,192)	(19,629,405)	(206,217,821)
	(3,452,575)	(37,127,959)	(4,350,825)	(45,726,446)
G Class
Sold	4,183,868	44,664,027	7,139,996	75,823,332
Issued in reinvestment of distributions	1,830,822	19,260,245	2,326,260	24,240,174
Redeemed	(15,691,930)	(168,785,104)	(23,411,156)	(246,149,369)
	(9,677,240)	(104,860,832)	(13,944,900)	(146,085,863)
Net increase (decrease)	(16,378,320)	$(176,951,511)	(43,466,976)	$(454,777,902)

	Six months ended September 30, 2025		Year ended March 31, 2025
	Shares	Amount	Shares	Amount
Short-Term Government Fund
Investor Class
Sold	884,876	$8,094,554	2,308,465	$21,002,079
Issued in reinvestment of distributions	258,106	2,364,104	547,668	4,979,218
Redeemed	(1,470,362)	(13,447,802)	(2,946,884)	(26,778,982)
	(327,380)	(2,989,144)	(90,751)	(797,685)
I Class
Sold	994,682	9,088,488	3,571,534	32,528,283
Issued in reinvestment of distributions	90,980	832,599	195,984	1,782,336
Redeemed	(1,104,598)	(10,098,000)	(2,672,654)	(24,314,162)
	(18,936)	(176,913)	1,094,864	9,996,457
A Class
Sold	119,561	1,093,495	95,604	870,513
Issued in reinvestment of distributions	9,754	89,380	23,168	210,757
Redeemed	(118,786)	(1,086,465)	(180,458)	(1,639,061)
	10,529	96,410	(61,686)	(557,791)
C Class
Sold	14,730	132,572	117,871	1,058,424
Issued in reinvestment of distributions	2,398	21,581	3,535	31,603
Redeemed	(31,060)	(278,624)	(30,599)	(273,378)
	(13,932)	(124,471)	90,807	816,649
R Class
Sold	64,786	589,187	123,011	1,118,390
Issued in reinvestment of distributions	2,407	21,975	7,059	63,971
Redeemed	(100,303)	(912,784)	(189,169)	(1,712,883)
	(33,110)	(301,622)	(59,099)	(530,522)
R5 Class
Sold	87,614	803,222	3,315,957	30,059,467
Issued in reinvestment of distributions	48,702	446,368	92,927	846,475
Redeemed	(1,030,136)	(9,433,401)	(2,097,637)	(19,087,749)
	(893,820)	(8,183,811)	1,311,247	11,818,193
Net increase (decrease)	(1,276,649)	$(11,679,551)	2,285,382	$20,745,301

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Inflation-Adjusted Bond Fund	$21,018,549

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Ginnie Mae Fund	$1,532,055	$10,157,261
Government Bond Fund	$33,961,793	$31,967,333
Inflation-Adjusted Bond Fund	$129,351,036	$47,723,242
Short-Term Government Fund	$540,937	$1,687,561

Other Contracts — The funds may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The average notional exposure held during the period was as follows:

Inflation-Adjusted Bond Fund	$437,583,333

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Capital Preservation Fund	Ginnie Mae Fund	Government Bond Fund	Inflation-Adjusted Bond Fund	Short-Term Government Fund
Federal tax cost of investments	$2,276,202,575	$416,291,801	$533,374,166	$2,369,996,743	$205,099,336
Gross tax appreciation of investments	—	$3,475,929	$6,432,466	$22,438,451	$1,107,875
Gross tax depreciation of investments	—	(17,849,023)	(8,089,640)	(141,472,016)	(87,418)
Net tax appreciation (depreciation) of investments	—	$(14,373,094)	$(1,657,174)	$(119,033,565)	$1,020,457

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Capital Preservation Fund	$(145,023)	$(17,424)
Ginnie Mae Fund	$(24,067,783)	$(98,449,601)
Government Bond Fund	$(68,664,799)	$(41,645,957)
Inflation-Adjusted Bond Fund	$(49,623,165)	$(129,901,159)
Short-Term Government Fund	$(8,375,411)	$(6,227,900)

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Capital Preservation Fund
Investor Class
2025(2)	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.95%	0.47%	0.47%	3.86%	3.86%	$2,281,347
2025	$1.00	0.04	—(3)	0.04	(0.04)	$1.00	4.56%	0.47%	0.47%	4.47%	4.47%	$2,330,771
2024	$1.00	0.05	—(3)	0.05	(0.05)	$1.00	4.92%	0.48%	0.48%	4.81%	4.81%	$2,334,917
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	2.15%	0.48%	0.48%	2.15%	2.15%	$2,297,181
2022	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.08%	0.48%	0.01%	(0.39)%	$2,195,618
2021	$1.00	—(3)	—(3)	—(3)	—(3)	$1.00	0.01%	0.21%	0.48%	0.01%	(0.26)%	$2,286,880

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended September 30, 2025 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
Ginnie Mae Fund
Investor Class
2025(3)	$8.93	0.16	0.11	0.27	(0.17)	$9.03	3.12%	0.55%	3.50%	79%	14%	$308,665
2025	$8.86	0.30	0.10	0.40	(0.33)	$8.93	4.65%	0.55%	3.38%	202%	15%	$319,130
2024	$9.10	0.28	(0.22)	0.06	(0.30)	$8.86	0.67%	0.55%	3.15%	68%	13%	$347,891
2023	$9.84	0.21	(0.70)	(0.49)	(0.25)	$9.10	(4.98)%	0.55%	2.27%	146%	47%	$401,519
2022	$10.59	0.08	(0.65)	(0.57)	(0.18)	$9.84	(5.41)%	0.54%	0.77%	288%	49%	$490,899
2021	$10.75	0.08	(0.03)	0.05	(0.21)	$10.59	0.49%	0.55%	0.75%	308%	26%	$607,507
I Class
2025(3)	$8.94	0.16	0.12	0.28	(0.18)	$9.04	3.17%	0.45%	3.60%	79%	14%	$24,912
2025	$8.86	0.31	0.11	0.42	(0.34)	$8.94	4.87%	0.45%	3.48%	202%	15%	$23,677
2024	$9.10	0.29	(0.23)	0.06	(0.30)	$8.86	0.77%	0.45%	3.25%	68%	13%	$23,258
2023	$9.85	0.22	(0.71)	(0.49)	(0.26)	$9.10	(4.98)%	0.45%	2.37%	146%	47%	$27,287
2022	$10.59	0.09	(0.63)	(0.54)	(0.20)	$9.85	(5.22)%	0.44%	0.87%	288%	49%	$38,469
2021	$10.76	0.09	(0.04)	0.05	(0.22)	$10.59	0.50%	0.45%	0.85%	308%	26%	$266,543
A Class
2025(3)	$8.93	0.14	0.12	0.26	(0.16)	$9.03	2.99%	0.80%	3.25%	79%	14%	$6,079
2025	$8.86	0.28	0.10	0.38	(0.31)	$8.93	4.39%	0.80%	3.13%	202%	15%	$6,287
2024	$9.10	0.26	(0.23)	0.03	(0.27)	$8.86	0.42%	0.80%	2.90%	68%	13%	$8,430
2023	$9.84	0.19	(0.70)	(0.51)	(0.23)	$9.10	(5.22)%	0.80%	2.02%	146%	47%	$10,040
2022	$10.59	0.05	(0.64)	(0.59)	(0.16)	$9.84	(5.65)%	0.79%	0.52%	288%	49%	$13,717
2021	$10.76	0.05	(0.03)	0.02	(0.19)	$10.59	0.15%	0.80%	0.50%	308%	26%	$18,262
C Class
2025(3)	$8.93	0.11	0.12	0.23	(0.13)	$9.03	2.60%	1.55%	2.50%	79%	14%	$122
2025	$8.86	0.21	0.11	0.32	(0.25)	$8.93	3.61%	1.55%	2.38%	202%	15%	$236
2024	$9.10	0.19	(0.22)	(0.03)	(0.21)	$8.86	(0.33)%	1.55%	2.15%	68%	13%	$411
2023	$9.84	0.12	(0.70)	(0.58)	(0.16)	$9.10	(5.93)%	1.55%	1.27%	146%	47%	$535
2022	$10.59	(0.02)	(0.65)	(0.67)	(0.08)	$9.84	(6.35)%	1.54%	(0.23)%	288%	49%	$749
2021	$10.76	(0.02)	(0.04)	(0.06)	(0.11)	$10.59	(0.60)%	1.55%	(0.25)%	308%	26%	$1,141

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
Ginnie Mae Fund
R Class
2025(3)	$8.93	0.13	0.12	0.25	(0.15)	$9.03	2.86%	1.05%	3.00%	79%	14%	$9,487
2025	$8.85	0.26	0.11	0.37	(0.29)	$8.93	4.25%	1.05%	2.88%	202%	15%	$9,243
2024	$9.09	0.23	(0.22)	0.01	(0.25)	$8.85	0.17%	1.05%	2.65%	68%	13%	$10,094
2023	$9.84	0.16	(0.71)	(0.55)	(0.20)	$9.09	(5.56)%	1.05%	1.77%	146%	47%	$10,504
2022	$10.58	0.03	(0.64)	(0.61)	(0.13)	$9.84	(5.79)%	1.04%	0.27%	288%	49%	$13,262
2021	$10.75	0.03	(0.04)	(0.01)	(0.16)	$10.58	(0.11)%	1.05%	0.25%	308%	26%	$14,350
R5 Class
2025(3)	$8.93	0.17	0.11	0.28	(0.18)	$9.03	3.22%	0.35%	3.70%	79%	14%	$13,513
2025	$8.86	0.32	0.10	0.42	(0.35)	$8.93	4.86%	0.35%	3.58%	202%	15%	$13,508
2024	$9.10	0.30	(0.23)	0.07	(0.31)	$8.86	0.87%	0.35%	3.35%	68%	13%	$14,467
2023	$9.84	0.23	(0.70)	(0.47)	(0.27)	$9.10	(4.79)%	0.35%	2.47%	146%	47%	$34,980
2022	$10.59	0.10	(0.64)	(0.54)	(0.21)	$9.84	(5.22)%	0.34%	0.97%	288%	49%	$46,121
2021	$10.75	0.10	(0.03)	0.07	(0.23)	$10.59	0.69%	0.35%	0.95%	308%	26%	$62,423

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Government Bond Fund
Investor Class
2025(3)	$9.36	0.19	0.09	0.28	(0.19)	—	(0.19)	$9.45	3.05%	0.47%	4.03%	138%	$220,310
2025	$9.35	0.38	0.02	0.40	(0.39)	—	(0.39)	$9.36	4.38%	0.47%	4.10%	155%	$229,803
2024	$9.78	0.36	(0.42)	(0.06)	(0.37)	—	(0.37)	$9.35	(0.71)%	0.47%	3.80%	145%	$246,273
2023	$10.65	0.26	(0.85)	(0.59)	(0.28)	—	(0.28)	$9.78	(5.40)%	0.47%	2.68%	251%	$288,235
2022	$11.31	0.14	(0.55)	(0.41)	(0.17)	(0.08)	(0.25)	$10.65	(3.76)%	0.46%	1.20%	364%	$357,145
2021	$11.69	0.12	(0.28)	(0.16)	(0.17)	(0.05)	(0.22)	$11.31	(1.39)%	0.47%	1.05%	246%	$490,142
I Class
2025(3)	$9.35	0.19	0.10	0.29	(0.20)	—	(0.20)	$9.44	3.11%	0.37%	4.13%	138%	$106,002
2025	$9.34	0.39	0.02	0.41	(0.40)	—	(0.40)	$9.35	4.48%	0.37%	4.20%	155%	$128,781
2024	$9.77	0.37	(0.43)	(0.06)	(0.37)	—	(0.37)	$9.34	(0.51)%	0.37%	3.90%	145%	$149,478
2023	$10.64	0.28	(0.86)	(0.58)	(0.29)	—	(0.29)	$9.77	(5.41)%	0.37%	2.78%	251%	$223,815
2022	$11.30	0.14	(0.54)	(0.40)	(0.18)	(0.08)	(0.26)	$10.64	(3.67)%	0.36%	1.30%	364%	$127,299
2021	$11.67	0.13	(0.27)	(0.14)	(0.18)	(0.05)	(0.23)	$11.30	(1.21)%	0.37%	1.15%	246%	$103,700
A Class
2025(3)	$9.36	0.18	0.09	0.27	(0.18)	—	(0.18)	$9.45	2.93%	0.72%	3.78%	138%	$12,375
2025	$9.36	0.36	0.01	0.37	(0.37)	—	(0.37)	$9.36	4.01%	0.72%	3.85%	155%	$19,133
2024	$9.78	0.33	(0.41)	(0.08)	(0.34)	—	(0.34)	$9.36	(0.75)%	0.72%	3.55%	145%	$18,026
2023	$10.65	0.24	(0.85)	(0.61)	(0.26)	—	(0.26)	$9.78	(5.73)%	0.72%	2.43%	251%	$20,839
2022	$11.31	0.11	(0.55)	(0.44)	(0.14)	(0.08)	(0.22)	$10.65	(4.00)%	0.71%	0.95%	364%	$26,872
2021	$11.68	0.10	(0.28)	(0.18)	(0.14)	(0.05)	(0.19)	$11.31	(1.55)%	0.72%	0.80%	246%	$29,374
C Class
2025(3)	$9.36	0.14	0.10	0.24	(0.15)	—	(0.15)	$9.45	2.54%	1.47%	3.03%	138%	$461
2025	$9.35	0.29	0.02	0.31	(0.30)	—	(0.30)	$9.36	3.34%	1.47%	3.10%	155%	$554
2024	$9.78	0.26	(0.42)	(0.16)	(0.27)	—	(0.27)	$9.35	(1.60)%	1.47%	2.80%	145%	$847
2023	$10.64	0.16	(0.84)	(0.68)	(0.18)	—	(0.18)	$9.78	(6.35)%	1.47%	1.68%	251%	$1,271
2022	$11.31	0.02	(0.55)	(0.53)	(0.06)	(0.08)	(0.14)	$10.64	(4.81)%	1.46%	0.20%	364%	$1,756
2021	$11.68	0.01	(0.27)	(0.26)	(0.06)	(0.05)	(0.11)	$11.31	(2.29)%	1.47%	0.05%	246%	$2,306

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Government Bond Fund
R Class
2025(3)	$9.36	0.17	0.09	0.26	(0.17)	—	(0.17)	$9.45	2.80%	0.97%	3.53%	138%	$2,150
2025	$9.35	0.34	0.01	0.35	(0.34)	—	(0.34)	$9.36	3.86%	0.97%	3.60%	155%	$1,932
2024	$9.78	0.31	(0.42)	(0.11)	(0.32)	—	(0.32)	$9.35	(1.10)%	0.97%	3.30%	145%	$1,608
2023	$10.64	0.22	(0.85)	(0.63)	(0.23)	—	(0.23)	$9.78	(5.88)%	0.97%	2.18%	251%	$2,214
2022	$11.31	0.08	(0.56)	(0.48)	(0.11)	(0.08)	(0.19)	$10.64	(4.33)%	0.96%	0.70%	364%	$1,860
2021	$11.68	0.06	(0.27)	(0.21)	(0.11)	(0.05)	(0.16)	$11.31	(1.80)%	0.97%	0.55%	246%	$2,496
R5 Class
2025(3)	$9.36	0.20	0.09	0.29	(0.20)	—	(0.20)	$9.45	3.16%	0.27%	4.23%	138%	$163,598
2025	$9.35	0.40	0.02	0.42	(0.41)	—	(0.41)	$9.36	4.58%	0.27%	4.30%	155%	$228,677
2024	$9.78	0.38	(0.43)	(0.05)	(0.38)	—	(0.38)	$9.35	(0.41)%	0.27%	4.00%	145%	$225,424
2023	$10.65	0.29	(0.86)	(0.57)	(0.30)	—	(0.30)	$9.78	(5.30)%	0.27%	2.88%	251%	$223,313
2022	$11.31	0.16	(0.55)	(0.39)	(0.19)	(0.08)	(0.27)	$10.65	(3.57)%	0.26%	1.40%	364%	$244,463
2021	$11.68	0.15	(0.27)	(0.12)	(0.20)	(0.05)	(0.25)	$11.31	(1.11)%	0.27%	1.25%	246%	$254,349

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Inflation-Adjusted Bond Fund
Investor Class
2025(3)	$10.77	0.23	0.04	0.27	(0.22)	$10.82	2.60%	0.53%	0.53%	4.25%	4.25%	27%	$632,151
2025	$10.38	0.39	0.23	0.62	(0.23)	$10.77	6.02%	0.54%	0.54%	3.70%	3.70%	49%	$644,846
2024	$10.90	0.36	(0.42)	(0.06)	(0.46)	$10.38	(0.53)%	0.54%	0.54%	3.37%	3.37%	22%	$700,959
2023	$12.53	0.66	(1.52)	(0.86)	(0.77)	$10.90	(6.76)%	0.51%	0.51%	5.72%	5.72%	18%	$846,252
2022	$12.49	0.68	(0.06)	0.62	(0.58)	$12.53	4.89%	0.46%	0.46%	5.30%	5.30%	30%	$1,053,464
2021	$11.63	0.17	0.84	1.01	(0.15)	$12.49	8.70%	0.47%	0.47%	1.46%	1.46%	22%	$965,896
I Class
2025(3)	$10.76	0.23	0.04	0.27	(0.23)	$10.80	2.56%	0.43%	0.43%	4.35%	4.35%	27%	$90,034
2025	$10.36	0.42	0.22	0.64	(0.24)	$10.76	6.23%	0.44%	0.44%	3.80%	3.80%	49%	$95,424
2024	$10.89	0.38	(0.44)	(0.06)	(0.47)	$10.36	(0.52)%	0.44%	0.44%	3.47%	3.47%	22%	$176,098
2023	$12.51	0.70	(1.54)	(0.84)	(0.78)	$10.89	(6.59)%	0.41%	0.41%	5.82%	5.82%	18%	$294,877
2022	$12.48	0.69	(0.07)	0.62	(0.59)	$12.51	4.92%	0.36%	0.36%	5.40%	5.40%	30%	$497,514
2021	$11.61	0.20	0.83	1.03	(0.16)	$12.48	8.91%	0.37%	0.37%	1.56%	1.56%	22%	$380,580
Y Class
2025(3)	$10.76	0.24	0.03	0.27	(0.23)	$10.80	2.61%	0.33%	0.33%	4.45%	4.45%	27%	$81,849
2025	$10.37	0.40	0.24	0.64	(0.25)	$10.76	6.23%	0.34%	0.34%	3.90%	3.90%	49%	$82,893
2024	$10.89	0.37	(0.41)	(0.04)	(0.48)	$10.37	(0.33)%	0.34%	0.34%	3.57%	3.57%	22%	$78,707
2023	$12.52	0.65	(1.49)	(0.84)	(0.79)	$10.89	(6.57)%	0.31%	0.31%	5.92%	5.92%	18%	$63,121
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$63,634
2021	$11.62	0.21	0.82	1.03	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$52,784
A Class
2025(3)	$10.73	0.21	0.05	0.26	(0.21)	$10.78	2.49%	0.78%	0.78%	4.00%	4.00%	27%	$66,153
2025	$10.34	0.36	0.23	0.59	(0.20)	$10.73	5.77%	0.79%	0.79%	3.45%	3.45%	49%	$74,481
2024	$10.87	0.33	(0.43)	(0.10)	(0.43)	$10.34	(0.88)%	0.79%	0.79%	3.12%	3.12%	22%	$87,787
2023	$12.49	0.62	(1.50)	(0.88)	(0.74)	$10.87	(6.93)%	0.76%	0.76%	5.47%	5.47%	18%	$105,092
2022	$12.46	0.66	(0.09)	0.57	(0.54)	$12.49	4.55%	0.71%	0.71%	5.05%	5.05%	30%	$130,021
2021	$11.59	0.14	0.85	0.99	(0.12)	$12.46	8.55%	0.72%	0.72%	1.21%	1.21%	22%	$155,704

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Inflation-Adjusted Bond Fund
C Class
2025(3)	$10.69	0.17	0.04	0.21	(0.17)	$10.73	2.03%	1.53%	1.53%	3.25%	3.25%	27%	$4,357
2025	$10.32	0.29	0.22	0.51	(0.14)	$10.69	4.95%	1.54%	1.54%	2.70%	2.70%	49%	$5,103
2024	$10.84	0.25	(0.42)	(0.17)	(0.35)	$10.32	(1.54)%	1.54%	1.54%	2.37%	2.37%	22%	$7,429
2023	$12.46	0.56	(1.52)	(0.96)	(0.66)	$10.84	(7.66)%	1.51%	1.51%	4.72%	4.72%	18%	$9,635
2022	$12.43	0.54	(0.06)	0.48	(0.45)	$12.46	3.77%	1.46%	1.46%	4.30%	4.30%	30%	$12,996
2021	$11.60	0.05	0.84	0.89	(0.06)	$12.43	7.73%	1.47%	1.47%	0.46%	0.46%	22%	$7,698
R Class
2025(3)	$10.79	0.20	0.04	0.24	(0.20)	$10.83	2.26%	1.03%	1.03%	3.75%	3.75%	27%	$25,920
2025	$10.39	0.34	0.23	0.57	(0.17)	$10.79	5.57%	1.04%	1.04%	3.20%	3.20%	49%	$25,866
2024	$10.92	0.30	(0.42)	(0.12)	(0.41)	$10.39	(1.12)%	1.04%	1.04%	2.87%	2.87%	22%	$29,132
2023	$12.55	0.59	(1.51)	(0.92)	(0.71)	$10.92	(7.21)%	1.01%	1.01%	5.22%	5.22%	18%	$34,651
2022	$12.51	0.61	(0.06)	0.55	(0.51)	$12.55	4.35%	0.96%	0.96%	4.80%	4.80%	30%	$41,155
2021	$11.65	0.11	0.84	0.95	(0.09)	$12.51	8.20%	0.97%	0.97%	0.96%	0.96%	22%	$28,398
R5 Class
2025(3)	$10.76	0.24	0.03	0.27	(0.23)	$10.80	2.61%	0.33%	0.33%	4.45%	4.45%	27%	$85,395
2025	$10.37	0.41	0.23	0.64	(0.25)	$10.76	6.23%	0.34%	0.34%	3.90%	3.90%	49%	$88,116
2024	$10.89	0.38	(0.42)	(0.04)	(0.48)	$10.37	(0.33)%	0.34%	0.34%	3.57%	3.57%	22%	$160,541
2023	$12.52	0.69	(1.53)	(0.84)	(0.79)	$10.89	(6.57)%	0.31%	0.31%	5.92%	5.92%	18%	$209,404
2022	$12.48	0.71	(0.07)	0.64	(0.60)	$12.52	5.10%	0.26%	0.26%	5.50%	5.50%	30%	$293,867
2021	$11.62	0.20	0.83	1.03	(0.17)	$12.48	8.93%	0.27%	0.27%	1.66%	1.66%	22%	$305,728
R6 Class
2025(3)	$10.75	0.24	0.05	0.29	(0.24)	$10.80	2.73%	0.28%	0.28%	4.50%	4.50%	27%	$456,830
2025	$10.36	0.42	0.22	0.64	(0.25)	$10.75	6.29%	0.29%	0.29%	3.95%	3.95%	49%	$492,081
2024	$10.89	0.38	(0.42)	(0.04)	(0.49)	$10.36	(0.37)%	0.29%	0.29%	3.62%	3.62%	22%	$519,268
2023	$12.51	0.66	(1.48)	(0.82)	(0.80)	$10.89	(6.45)%	0.26%	0.26%	5.97%	5.97%	18%	$538,834
2022	$12.48	0.71	(0.07)	0.64	(0.61)	$12.51	5.07%	0.21%	0.21%	5.55%	5.55%	30%	$554,324
2021	$11.61	0.21	0.84	1.05	(0.18)	$12.48	9.08%	0.22%	0.22%	1.71%	1.71%	22%	$454,592

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Inflation-Adjusted Bond Fund
G Class
2025(3)	$10.77	0.25	0.04	0.29	(0.25)	$10.81	2.74%	0.07%	0.28%	4.71%	4.50%	27%	$738,534
2025	$10.38	0.44	0.22	0.66	(0.27)	$10.77	6.51%	0.08%	0.29%	4.16%	3.95%	49%	$839,605
2024	$10.90	0.39	(0.40)	(0.01)	(0.51)	$10.38	(0.07)%	0.08%	0.29%	3.83%	3.62%	22%	$953,780
2023	$12.53	0.69	(1.50)	(0.81)	(0.82)	$10.90	(6.33)%	0.05%	0.26%	6.18%	5.97%	18%	$918,235
2022	$12.49	0.74	(0.07)	0.67	(0.63)	$12.53	5.37%	0.01%	0.21%	5.75%	5.55%	30%	$899,091
2021	$11.63	0.26	0.80	1.06	(0.20)	$12.49	9.20%	0.01%	0.22%	1.92%	1.71%	22%	$968,646

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short-Term Government Fund
Investor Class
2025(3)	$9.13	0.17	0.05	0.22	(0.17)	—	(0.17)	$9.18	2.43%	0.55%	3.61%	85%	$128,351
2025	$9.05	0.36	0.08	0.44	(0.36)	—	(0.36)	$9.13	4.99%	0.54%	3.99%	298%	$130,702
2024	$9.23	0.37	(0.18)	0.19	(0.37)	—	(0.37)	$9.05	2.11%	0.55%	4.01%	310%	$130,365
2023	$9.45	0.19	(0.21)	(0.02)	(0.20)	—	(0.20)	$9.23	(0.18)%	0.55%	2.09%	238%	$139,180
2022	$9.81	0.04	(0.30)	(0.26)	(0.04)	(0.06)	(0.10)	$9.45	(2.61)%	0.54%	0.40%	229%	$152,845
2021	$9.75	0.03	0.08	0.11	(0.05)	—	(0.05)	$9.81	1.09%	0.55%	0.27%	162%	$197,813
I Class
2025(3)	$9.13	0.17	0.04	0.21	(0.17)	—	(0.17)	$9.17	2.37%	0.45%	3.71%	85%	$43,992
2025	$9.05	0.37	0.08	0.45	(0.37)	—	(0.37)	$9.13	5.10%	0.44%	4.09%	298%	$43,947
2024	$9.23	0.37	(0.17)	0.20	(0.38)	—	(0.38)	$9.05	2.21%	0.45%	4.11%	310%	$33,653
2023	$9.44	0.21	(0.21)	—	(0.21)	—	(0.21)	$9.23	0.02%	0.45%	2.19%	238%	$175,341
2022	$9.80	0.05	(0.30)	(0.25)	(0.05)	(0.06)	(0.11)	$9.44	(2.51)%	0.44%	0.50%	229%	$18,367
2021	$9.75	0.03	0.08	0.11	(0.06)	—	(0.06)	$9.80	1.09%	0.45%	0.37%	162%	$36,987
A Class
2025(3)	$9.14	0.15	0.05	0.20	(0.16)	—	(0.16)	$9.18	2.20%	0.80%	3.36%	85%	$5,296
2025	$9.06	0.34	0.08	0.42	(0.34)	—	(0.34)	$9.14	4.73%	0.79%	3.74%	298%	$5,173
2024	$9.24	0.34	(0.17)	0.17	(0.35)	—	(0.35)	$9.06	1.86%	0.80%	3.76%	310%	$5,686
2023	$9.46	0.17	(0.21)	(0.04)	(0.18)	—	(0.18)	$9.24	(0.43)%	0.80%	1.84%	238%	$5,633
2022	$9.81	0.01	(0.29)	(0.28)	(0.01)	(0.06)	(0.07)	$9.46	(2.78)%	0.79%	0.15%	229%	$6,795
2021	$9.76	—(4)	0.07	0.07	(0.02)	—	(0.02)	$9.81	0.75%	0.80%	0.02%	162%	$10,876
C Class
2025(3)	$8.98	0.12	0.04	0.16	(0.12)	—	(0.12)	$9.02	1.82%	1.55%	2.61%	85%	$1,515
2025	$8.90	0.27	0.08	0.35	(0.27)	—	(0.27)	$8.98	3.97%	1.54%	2.99%	298%	$1,632
2024	$9.06	0.27	(0.17)	0.10	(0.26)	—	(0.26)	$8.90	1.17%	1.55%	3.01%	310%	$810
2023	$9.17	0.09	(0.20)	(0.11)	—	—	—	$9.06	(1.20)%	1.55%	1.09%	238%	$2,218
2022	$9.58	(0.06)	(0.29)	(0.35)	—(4)	(0.06)	(0.06)	$9.17	(3.62)%	1.54%	(0.60)%	229%	$2,591
2021	$9.57	(0.07)	0.08	0.01	—(4)	—	—(4)	$9.58	0.11%	1.55%	(0.73)%	162%	$2,335

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Short-Term Government Fund
R Class
2025(3)	$9.11	0.14	0.05	0.19	(0.15)	—	(0.15)	$9.15	2.07%	1.05%	3.11%	85%	$1,231
2025	$9.03	0.32	0.08	0.40	(0.32)	—	(0.32)	$9.11	4.47%	1.04%	3.49%	298%	$1,526
2024	$9.20	0.32	(0.17)	0.15	(0.32)	—	(0.32)	$9.03	1.71%	1.05%	3.51%	310%	$2,046
2023	$9.40	0.15	(0.22)	(0.07)	(0.13)	—	(0.13)	$9.20	(0.74)%	1.05%	1.59%	238%	$3,385
2022	$9.76	(0.01)	(0.29)	(0.30)	—(4)	(0.06)	(0.06)	$9.40	(3.04)%	1.04%	(0.10)%	229%	$3,090
2021	$9.72	(0.03)	0.08	0.05	(0.01)	—	(0.01)	$9.76	0.52%	1.05%	(0.23)%	162%	$3,172
R5 Class
2025(3)	$9.14	0.18	0.05	0.23	(0.18)	—	(0.18)	$9.19	2.53%	0.35%	3.81%	85%	$18,815
2025	$9.06	0.38	0.08	0.46	(0.38)	—	(0.38)	$9.14	5.20%	0.34%	4.19%	298%	$26,891
2024	$9.23	0.38	(0.16)	0.22	(0.39)	—	(0.39)	$9.06	2.43%	0.35%	4.21%	310%	$14,774
2023	$9.45	0.20	(0.20)	—	(0.22)	—	(0.22)	$9.23	0.01%	0.35%	2.29%	238%	$16,257
2022	$9.81	0.06	(0.30)	(0.24)	(0.06)	(0.06)	(0.12)	$9.45	(2.41)%	0.34%	0.60%	229%	$31,501
2021	$9.75	0.05	0.08	0.13	(0.07)	—	(0.07)	$9.81	1.29%	0.35%	0.47%	162%	$24,972

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 17, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Funds’ management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Funds.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Funds compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Funds in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading

•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, a Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating each Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratio of peer funds. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to the Funds’ Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. Where applicable, assets of other client accounts are included with the assets of certain Funds to determine breakpoints in each such Fund’s management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Capital Preservation - The Fund’s performance was above its peer group median for the three-, five-, and ten-year periods and below its peer group median for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe.
Ginnie Mae - The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe.
Government Bond - The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense group.
Inflation-Adjusted Bond - The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense group.
Short-Term Government - The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe.
Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fees charged to the Funds are reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90810 2511

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 26, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 26, 2025